UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-04930

Exact name of registrant as specified in charter:	Dryden Municipal Bond Fund

Address of principal executive offices:	Gateway Center 3 100 Mulberry Street Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3 100 Mulberry Street Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	April 30, 2004

Date of reporting period:	October 31, 2003

Item 1 – Reports to Stockholders

[SHAREHOLDER REPORT TO BE INSERTED HERE IN THE EDGAR VERSION]

Dryden Municipal Bond Fund/

High Income Series & Insured Series

Formerly known as Prudential Municipal Bond Fund/High Income Series & Insured Series

OCTOBER 31, 2003	SEMIANNUAL REPORT

FUND TYPE

Municipal Bond

OBJECTIVE

High Income Series: Maximum amount of income that is eligible for exclusion from federal income taxes.

Insured Series: Maximum amount of income that is eligible for exclusion from federal income taxes, consistent with the preservation of capital.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a service mark of The Prudential Insurance Company of America.

Dear Shareholder,

December 16, 2003

As you may know, the mutual fund industry recently has been the subject of much media attention. There has been press coverage of Prudential, and recently, administrative complaints were filed against Prudential Securities* and some of its former brokers and branch managers in Massachusetts. As president of your Fund, I’d like to provide you with an update on the issues as they pertain to JennisonDryden mutual funds.

State and federal authorities have requested information regarding trading practices from many mutual fund companies across the nation. Our fund family has been cooperating with inquiries it has received, and at the same time, Prudential Financial, Inc. has been conducting its own internal review. This review encompasses the policies, systems, and procedures of our fund family, Prudential Financial’s investment units and its proprietary distribution channels, including the former Prudential Securities. The review also includes mutual fund trading activity by investment professionals who manage our funds.

Market timing

Prudential Investments LLC, the Fund’s investment manager, has actively discouraged disruptive market timing, and for years, our mutual fund prospectuses have identified and addressed this issue. Prudential Investments has established operating policies and procedures that are designed to detect and deter frequent trading activities that would be disruptive to the management of our mutual fund portfolios, and has rejected numerous orders placed by market timers in the past.

* Prudential Investments LLC, the manager of JennisonDryden mutual funds, and Prudential Investment Management Services LLC, the distributor of the funds, are part of the Investment Management segment of Prudential Financial, Inc. and are separate legal entities from the entity formerly known as Prudential Securities Incorporated, a retail brokerage firm. In February 2003, Prudential Financial and Wachovia Corporation announced they were combining their retail brokerage forces. The transaction was completed in July 2003. Wachovia Corporation has a 62% interest in the new firm, which is now known as Wachovia Securities LLC, and Prudential Financial owns the remaining 38%.

Late trading

The Securities and Exchange Commission requires that orders to purchase or redeem mutual fund shares be received either by the fund or by an intermediary (such as a broker, financial adviser, or 401(k) record keeper) before the time at which the fund calculates its net asset value (normally 4:00 p.m., Eastern time) if they are to receive that day’s price. The policies of our mutual funds do not make and have not made allowances for the practice known as “late trading”.

For more than 40 years we have offered investors quality investment products, financial guidance, and responsive customer service. Today we remain committed to this heritage and to the highest ethical principles in our investment practices.

Sincerely,

Judy A. Rice, President

Dryden Municipal Bond Fund/High Income Series & Insured Series

Dryden Municipal Bond Fund/High Income Series	1

Your Series’ Performance

Series Objective

The investment objective of the Dryden Municipal Bond Fund/High Income Series (the Series) is to seek the maximum amount of income that is eligible for exclusion from federal income taxes. There can be no assurance that the Series will achieve its investment objective.

Cumulative Total Returns[1] as of 10/31/03
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	2.07%	5.82%	17.35%	61.09% (60.60)	128.07% (126.71)

Class B	1.95	5.56	15.87	55.91 (55.45)	179.90 (174.33)

Class C	1.82	5.30	14.44	N/A	53.99 (53.53)

Class Z	2.20	6.08	18.77	N/A	42.71 (42.43)

LB Muni Bond Index[3]	1.47	5.11	31.07	78.33	***

LB Non-Invstmt-Grd Muni Bond Index[4]	9.54	15.42	23.27	N/A5	****

Lipper HY Muni Debt Funds Avg.[6]	3.40	6.28	16.67	56.11	*****

Average Annual Total Returns[1] as of 9/30/03
		One Year	Five Years	Ten Years	Since Inception[2]
Class A		1.06%	2.49% (2.47)	4.58% (4.55)	5.96% (5.91)

Class B		–1.01	2.70 (2.68)	4.55 (4.52)	6.62 (6.49)

Class C		1.65	2.39 (2.37)	N/A	4.70 (4.66)

Class Z		4.45	3.37 (3.35)	N/A	5.16 (5.13)

LB Muni Bond Index[3]		3.89	5.67	6.03	***

LB Non-Invstmt-Grd Muni Bond Index[4]		9.95	3.91	N/A5	****

Lipper HY Muni Debt Funds Avg.[6]		4.00	2.96	4.62	*****

Distribution and Yields[1] as of 10/31/03
	Total Distributions Paid for Six Months	30-Day SEC Yield	Taxable Equivalent Yield[7] at Tax Rates of
			35%	38.60%
Class A	$0.27	4.45%	6.85%	7.25%

Class B	$0.26	4.34	6.68	7.07

Class C	$0.24	4.05	6.23	6.60

Class Z	$0.28	4.84	7.45	7.88

Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. 1Source: Prudential Investments LLC, Lehman Brothers, and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. The average annual total returns do take into account applicable sales charges. Without the distribution and service (12b-1) fee waiver of 0.05% and 0.25% for Class A and C shares respectively, the returns for these classes would have been lower. The Series charges a maximum front-end sales charge of 3% for Class A shares, and a 12b-1 fee of up to 0.30% annually. In some circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge (CDSC) for the first year. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% for the first six years respectively after purchase, and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of up to 0.50% annually. Class Z shares are not subject to a sales charge or 12b-1 fee. Without waiver of fees and/or expense subsidization, the Series’ returns would have been lower, as indicated in parentheses. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. 2Inception dates: Class A, 1/22/90; Class B, 9/17/87; Class C, 8/1/94; and Class Z, 9/16/96. 3The Lehman Brothers (LB) Municipal (Muni) Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed. 4The Lehman Brothers (LB) Non-Investment-Grade Municipal (Muni) Bond Index is an unmanaged index of non-rated or Ba1 below-rated municipal bonds. It gives a broad look at how non-investment-grade municipal bonds have performed. The bonds in this index must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $20 million. The bonds must also have a dated date after December 31, 1990, and must be at least one year from their maturity date. 5The inception date of the LB

2	Visit our website at www.jennisondryden.com

Non-Investment-Grade Muni Bond Index is October 1995. 6The Lipper High Yield Muni Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper High Yield Muni Debt Funds category for the periods noted. Funds in the Lipper Average invest at least 50% of their assets in lower-rated municipal debt issues. 7Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal taxes only. Investors cannot invest directly in an index. The returns for the Lehman Brothers Indexes and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. ***LB Muni Bond Index Since Inception cumulative total returns as of 10/31/03 are 160.24% for Class A, 230.25% for Class B, 81.08% for Class C, and 55.34% for  Class Z. LB Muni Bond Index Since Inception average annual total returns as of 9/30/03 are 7.29% for Class A, 7.79% for Class B, 6.75% for Class C, and 6.57% for Class Z. ****LB Non-Investment-Grade Muni Bond Index Since Inception cumulative total return as of 10/31/03 is 48.85% for Class Z. LB Non-Investment-Grade Muni Bond Index Since Inception average annual total return as of 9/30/03 is 5.60% for Class Z. *****Lipper Average Since Inception cumulative total returns as of 10/31/03 are 126.16% for Class A, 183.10% for Class B, 57.65% for Class C, and 37.55% for Class Z. Lipper Average Since Inception average annual total returns as of 9/30/03 are 6.10% for Class A, 6.67% for Class B, 5.01% for Class C, and 4.56% for Class Z.

Five Largest Issuers expressed as a percentage of total investments as of 10/31/03
Delaware Cnty. Ind. Dev. Auth. Rev.	3.7%

Memphis Ctr. City Rev., Fin. Corp.	3.5

Golden St. Securitization Corp. Tobacco Settlement Rev.	2.5

City of Cedar Rapids Rev.	2.1

New Jersey St. Econ. Dev. Auth. Rev.	1.7

Issuers are subject to change.

Portfolio Composition expressed as a percentage of net assets as of 10/31/03
Healthcare	21.3%

Corporate-Backed IDB & PCR	16.6

Pre-Refunded	13.6

Special Tax/Assessment District	9.5

General Obligation	7.2

Housing	6.8

Other	6.4

Tobacco	4.9

Water & Sewer	4.2

Transportation	3.9

Power	2.6

Education	2.0

Solid Waste/Resource Recovery	1.6

Lease-Backed Certificate of Participation	1.3

Cash	–1.9

Portfolio composition is subject to change.

Credit Quality expressed as a percentage of net assets as of 10/31/03
Aaa	23.0%

Aa	6.5

A	8.6

Baa	18.8

Ba	5.6

B	1.9

Caa	2.6

NR	34.9

Cash	–1.9

Source: Moody’s rating, defaulting to S&P when not rated.

Credit quality is subject to change.

Dryden Municipal Bond Fund/High Income Series	3

Your Series’ Performance

Series Objective

The investment objective of the Dryden Municipal Bond Fund/Insured Series (the Series) is to seek the maximum amount of income that is eligible for exclusion from federal income taxes, consistent with the preservation of capital. There can be no assurance that the Series will achieve its investment objective.

Cumulative Total Returns[1] as of 10/31/03
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	0.42%	4.70%	26.32%	66.41% (65.98)	139.74% (137.85)

Class B	0.29	4.35	24.73	61.06 (60.64)	186.32 (173.79)

Class C	0.17	4.09	23.20	N/A	62.28 (61.85)

Class Z	0.54	4.96	27.75	N/A	51.27 (51.14)

LB Muni Bond Index[3]	1.47	5.11	31.07	78.33	***

Lipper Insured Muni Debt Funds Avg.[4]	0.66	4.40	24.48	62.61	****

Average Annual Total Returns[1] as of 9/30/03

		One Year	Five Years	Ten Years	Since Inception[2]
Class A		0.14%	4.18%	4.98% (4.95)	6.42% (6.36)

Class B		–1.97	4.38	4.96 (4.93)	6.83 (6.54)

Class C		0.71	4.06	N/A	5.40 (5.37)

Class Z		3.49	5.05	N/A	6.17 (6.15)

LB Muni Bond Index[3]		3.89	5.67	6.03	***

Lipper Insured Muni Debt Funds Avg.[4]		2.81	4.54	5.08	****

Distribution and Yields[1] as of 10/31/03
		Total Distributions	30-Day	Taxable Equivalent Yield[7] at Tax Rates of
		Paid for Six Months	SEC Yield	35%	38.60%
Class A		$0.23	2.70%	4.15%	4.40%

Class B		$0.21	2.54	3.91	4.14

Class C		$0.20	2.27	3.49	3.70

Class Z		$0.24	3.03	4.66	4.93

Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. 1Source: Prudential Investments LLC, Lehman Brothers, and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. The average annual total returns do take into account applicable sales charges. Without the distribution and service (12b-1) fee waiver of 0.05% and 0.25% for Class A and C shares respectively, the returns for these classes would have been lower. The Series charges a maximum front-end sales charge of 3% for Class A shares, and a 12b-1 fee of up to 0.30% annually. In some circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge (CDSC) for the first year. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% for the first six years respectively after purchase, and a 12b-1 fee of 0.50% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of up to 1% annually. Class Z shares are not subject to a sales charge or 12b-1 fee. Without waiver of fees and/or expense subsidization, the Series’ returns would have been lower, as indicated in parentheses. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. 2Inception dates: Class A, 1/22/90; Class B, 9/17/87; Class C, 8/1/94; and Class Z, 9/16/96. 3The Lehman Brothers (LB) Municipal (Muni)

4	Visit our website at www.jennisondryden.com

Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed. 4The Lipper Insured Municipal (Muni) Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Insured Muni Debt Funds category for the periods noted. Funds in the Lipper Average invest primarily in municipal debt issues insured as to timely payment. 5Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal taxes only. Investors cannot invest directly in an index. The returns for the LB Muni Bond Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. ***LB Muni Bond Index Since Inception cumulative total returns as of 10/31/03 are 160.24% for Class A, 230.25% for Class B, 81.08% for Class C, and 55.34% for Class Z. LB Muni Bond Index Since Inception average annual total returns as of 9/30/03 are 7.29% for Class A, 7.79% for Class B, 6.75% for Class C, and 6.57% for Class Z. ****Lipper Average Since Inception cumulative total returns as of 10/31/03 are 135.89% for Class A, 200.71% for Class B, 66.81% for Class C, and 44.67% for Class Z. Lipper Average Since Inception average annual total returns as of 9/30/03 are 6.52% for Class A, 7.15% for Class B, 5.81% for Class C, and 5.51% for Class Z.

Five Largest Issuers expressed as a percentage of net assets as of 10/31/03
Metro. Trans. Authority	5.0%

Washington St. Public Power Supply	4.7

St. of New York	4.7

Hawaii Dept. Budget & Fin.	2.7

Jersey City Sewer Authority	2.4

Issuers are subject to change.

Portfolio Composition expressed as a percentage of net assets as of 10/31/03
Transportation	18.5%

General Obligation	14.9

Water & Sewer	14.6

Healthcare	8.9

Corporate-Backed IDB & PCR	8.1

Pre-Refunded	7.2

Power	6.9

Housing	5.2

Special Tax/Assessment District	3.8

Lease-Backed Certificate of Participation	3.1

Education	2.8

Other Municipals	2.6

Tobacco	1.9

Other	1.6

Solid Waste/Resource Recovery	0.7

Cash	–0.8

Portfolio composition is subject to change.

Credit Quality expressed as a percentage of net assets as of 10/31/03
Aaa	88.1%

Aa	6.1

A	6.6

Cash	–0.8

Source: Moody’s rating, defaulting to S&P when not rated.

Credit quality is subject to change.

Dryden Municipal Bond Fund/Insured Series	5

Portfolio of Investments

as of October 31, 2003 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

LONG-TERM INVESTMENTS 94.8%

Alabama 0.3%

Camden Ind. Dev. Brd. Facs. Rev., Rfdg. Weyerhaeuser,
Ser. A	BBB(b)	6.125%	12/01/24	$1,000		$1,047,040
Ser B, A.M.T.	BBB(b)	6.375	12/01/24	1,000		1,048,040

						2,095,080

Alaska 0.4%

Northern Tobacco Secur. Corp., Asset Bkd. Bonds	Baa2	6.50	6/01/31	3,500		3,094,280

Arizona 2.6%

Coconino Cnty. Poll. Ctrl. Corp. Tucson Elec. Pwr., Navajo, Ser. A, A.M.T., Rev.	Ba3	7.125	10/01/32	5,000		5,116,650
Ser. B	Ba3	7.00	10/01/32	1,700		1,729,410
Pima Cnty. Ind. Dev. Auth. Multi-Fam. Mtge. Rev., La Cholla Proj., A.M.T.	NR	8.50	7/01/20	8,880		9,017,107
Surprise Arizona Mun. Prpty. Corp. Excise Tax Rev., F.G.I.C.	Aaa	5.50	7/01/15	3,225		3,595,746

						19,458,913

California 10.4%

Abag Fin. Auth. Nonprofit Corps., C.O.P. Amer. Baptist Homes, Ser. A	BB+(b)	6.20	10/01/27	3,200		3,023,072
Capistrano Uni. Sch. Dist. Cmnty. Facs., Talega	NR	6.00	9/01/33	1,000	(g)	1,000,640
Central California Joint Pwr. Hlth. Fin. Auth., C.O.P., Cmnty. Hosps. of Central California	Baa2	6.00	2/01/30	2,550		2,601,204
Corona, C.O.P., Vista Hosp. Sys. Inc., Ser. C	NR	8.375	7/01/11	10,000	(c)	5,000,000
Foothill/Eastern Trans. Corridor Agcy. Toll Rd. Rev., C.A.B.S.	Baa3	Zero	1/15/28	11,700		8,387,145

See Notes to Financial Statements.

6	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)
Golden St. Securitization Corp. Tobacco Settlement Rev.,
Asset Bkd., Ser. B	Baa1	5.75%	6/01/23	$3,940		$4,102,052
Asset Bkd., Ser. B	Baa1	5.375	6/01/28	4,350		4,191,878
Asset Bkd., Ser. B	Baa1	5.50	6/01/43	9,250		8,779,730
Asset Bkd., Ser. B, A.M.B.A.C.	Aaa	5.00	6/01/38	1,500		1,475,670
Lincoln Impvt. Bond Act 1915, Pub. Fin. Auth., Twelve Bridges	NR	6.20	9/02/25	3,680		3,798,864
Los Angeles Wtr. & Pwr. Rev.,
Pwr. Sys., Ser. B, F.S.A.	Aaa	5.125	7/01/15	1,000		1,092,760
Pwr. Sys., Ser. B, F.S.A.	Aaa	5.125	7/01/16	1,000		1,084,400
Pwr. Sys., Ser. B, F.S.A.	Aaa	5.125	7/01/17	2,100		2,259,831
Pwr. Sys., Ser. B, F.S.A.	Aaa	5.125	7/01/18	1,555		1,661,844
Orange Cnty. Cmnty. Loc. Trans. Auth., Reg. Linked S.A.V.R.S., R.I.B.S.	Aa2	6.20	2/14/11	7,000		8,225,980
Perris California Cmnty. Facs.
Dist., Spec. Tax, No. 01-2,
Ser. A	NR	6.25	9/01/23	3,000		3,020,790
Rancho Cordova Cmnty. Facs. Dist.,
Spec. Tax No. 2003-1, Sunridge Anatolia	NR	6.00	9/01/33	1,000	(g)	987,590
Spec. Tax No. 2003-1, Sunridge Anatolia	NR	6.10	9/01/37	2,000	(g)	1,980,840
Roseville Joint Union H.S. Dist.,
Ser. B, F.G.I.C.	Aaa	Zero	8/01/11	1,440		1,074,571
Ser. B, F.G.I.C.	Aaa	Zero	8/01/14	2,220		1,387,544
San Joaquin Hills Trans. Corridor Agcy., C.A.B.S., Toll Rd. Rev., Ser. A, M.B.I.A.	Aaa	Zero	1/15/35	8,195		1,449,040
San Luis Obispo C.O.P., Vista Hosp. Sys. Inc.	NR	8.375	7/01/29	4,000	(c)	2,000,000
Saugus Uni. Sch. Dist. Cmnty. Facs.	NR	6.00	9/01/33	1,800		1,801,152
Vallejo, C.O.P., Touro Univ.	Ba3	7.375	6/01/29	3,500		3,539,060
Victor Valley Union H.S. Dist., G.O., M.B.I.A., E.T.M.	Aaa	Zero	9/01/12	3,605		2,577,827

						76,503,484

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	7

Portfolio of Investments

as of October 31, 2003 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Colorado 5.0%

Black Hawk Bus. Impvt. Dist.	NR	7.75%	12/01/19	$5,285	(d)	$6,764,959
Colorado Springs Hosp. Rev.	A3	6.375	12/15/30	2,500		2,655,000
Denver Urban Ren. Auth. Tax,
Inc., Rev.	Baa2	7.50	9/01/04	330		331,934
Inc., Rev.	Baa2	7.75	9/01/16	4,000		4,278,440
Lake Creek Affordable Hsg. Corp. Multi-Fam. Rev.,
Ser. A	NR	6.25	12/01/23	12,270		11,149,749
Ser. B	NR	7.00	12/01/23	980		897,317
Silver Dollar Metro. Dist.	NR	7.05	12/01/30	5,000		5,096,250
Superior Metro. Dist. No. 1, Wtr. & Swr. Rev.	NR	8.50	12/01/13	5,340	(d)	5,754,971

						36,928,620

Connecticut 0.7%

Connecticut St., 1060 R, G.O., R.I.T.E.S.	AAA(b)	8.55(f)	11/15/09	5,000		5,415,400

Florida 5.3%

Arbor Greene Cmnty. Dev. Dist., Spec. Assmt. Rev.	NR	6.50	5/01/07	650		653,562
Bayside Impvt. Cmnty. Dev. Dist., Ser. B	NR	6.375	5/01/18	1,370		1,386,317
Broward Cnty. Res. Recov. Rev., Rfdg. Wheelabrator, Ser. A	A3	5.50	12/01/08	4,000		4,480,120
Crossings at Fleming Island Cmnty. Dev. Dist.	AAA(b)	8.25	5/01/16	6,780	(d)	7,461,254
Escambia Cnty. Hlth. Fac. Rev., Hlthcare. Fac., A.M.B.A.C.	Aaa	5.95	7/01/20	500		528,705
Florida Hsg. Fin. Corp. Rev., Cypress Trace Apts., Ser. G,
A.M.T.	NR	6.60	7/01/38	3,056		2,815,798
Westchase Apts., Ser. B, A.M.T.	NR	6.61	7/01/38	3,895		3,572,572
Hillsborough Cnty. Ind. Dev. Auth. Hosp. Rev.,
Tampa Gen. Hosp. Proj., Ser. B	Baa1	5.25	10/01/28	2,000		1,922,040
Tampa Gen. Hosp. Proj., Ser. B	Baa1	5.25	10/01/34	2,000		1,902,640

See Notes to Financial Statements.

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Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)
North Springs Impvt. Dist. Wtr. Mgmt.,
Ser. A	NR	8.20%	5/01/24	$1,798	(d)	$1,877,687
Ser. B	NR	8.30	5/01/24	1,580		1,629,328
Oakstead Cmnty. Dev. Dist., Cap. Impvt., Ser. B	NR	6.50	5/01/07	2,330		2,339,367
Orlando Util. Cmnty. Wtr. & Elec. Rev., Ser. D, E.T.M.	Aa1	6.75	10/01/17	2,000		2,463,180
Palm Beach Cnty. Hsg. Auth. Rev., Ser. A	NR	7.75	3/01/23	4,065		4,154,349
Stoneybrook West Cmnty. Dev. Dist. Spec. Assmt. Rev., Ser. B	NR	6.45	5/01/10	1,350		1,367,833
Vista Lakes Cmnty. Dev. Dist. Cap. Impvt. Rev., Ser. B	NR	6.35	5/01/05	525		526,407

						39,081,159

Georgia 0.4%

Atlanta Arpt. Facs. Rev., Rfdg. M.B.I.A., A.M.T., C.A.B.S.	Aaa	Zero	1/01/10	2,000		1,469,160
Henry Cnty. Wtr. & Swr. Auth. Rev., A.M.B.A.C.	Aaa	6.15	2/01/20	1,000		1,194,320

						2,663,480

Illinois 4.9%

Cary Illinois Spec. Tax,
Spec. Svcs. Area No. 1 Cambridge, Ser. A	NR	7.625	3/01/30	3,968		4,305,201
Spec. Svcs. Area No. 2, Foxford Hill	NR	7.50	3/01/30	4,950		5,325,210
Chicago Illinois Proj. & Rfdg., F.G.I.C.	Aaa	5.25	1/01/28	4,375		4,477,550
Gilberts Illinois Spec. Svcs. Area No. 9, Spec. Tax, Big Timber Proj.	NR	7.75	3/01/27	5,000		5,455,600
Illinois Edl. Facs. Auth. Student Hsg. Rev., Edl. Advnmt. Fdg. Univ. Ctr. Proj.	Baa2	6.25	5/01/30	2,000		2,024,260
Illinois Hlth. Facs. Auth. Rev.,
Holy Cross Hosp. Proj.	Ba3	6.75	3/01/24	1,000		723,600
Midwest Physician Grp. Ltd. Proj.	BBB-(b)	8.10	11/15/14	2,660	(d)	2,855,031
Proj.	BBB-(b)	8.125	11/15/19	3,285	(d)	3,584,494

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	9

Portfolio of Investments

as of October 31, 2003 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)
Kane & De Kalb Cntys. Sch. Dist., No. 301, C.A.B.S., A.M.B.A.C.	Aaa	Zero	12/01/11	$3,360		$2,469,465
Metro. Pier & Exposition Auth. Rev., Dedicated St. Tax., C.A.B.S., McCormick, Ser. A	Aaa	Zero	12/15/38	10,000		1,398,600
Robbins Illinois Res. Recov. Rev.,
Restruct. Proj., Ser. A, A.M.T.	NR	8.375%	10/15/16	5,031	(c)	7,044
Restruct. Proj., Ser. B, A.M.T.	NR	8.375	10/15/16	1,969	(c)	2,756
Round Lake Rev.	NR	6.70	3/01/33	1,000		1,031,940
Winnebago Cnty. Hsg. Auth., Park Tower Assoc., Sec. 8	NR	8.125	1/01/11	2,727		2,742,364

						36,403,115

Iowa 3.6%

City of Cedar Rapids Rev.,
First Mtge., Cottage Grove Place Proj.	AAA(b)	9.00	7/01/18	9,090	(d)	10,389,961
First Mtge., Cottage Grove Place Proj.	AAA(b)	9.00	7/01/25	4,435	(d)	5,084,506
Iowa St. Fin. Auth. Hlthcare., Facs. Rev., Mercy Hlth. Initiatives Proj.	NR	9.25	7/01/25	9,895		11,479,684

						26,954,151

Louisiana 1.7%

Calcasieu Parish Inc., Ind. Dev. Brd. Rev., Rfdg. Olin Corp. Proj.	Baa3	6.625	2/01/16	3,500		3,676,155
Hodge Util. Rev., Stone Container Corp., A.M.T.	NR	9.00	3/01/10	2,300		2,362,100
New Orleans Home Mtge. Auth. Rev., Sngl. Fam. Mtge., Ser. A, G.N.M.A., A.M.T.	Aaa	8.60	12/01/19	1,160		1,160,000
West Feliciana Parish Poll. Ctrl. Rev., Gulf St. Util.	Ba1	7.70	12/01/14	5,000		5,070,650

						12,268,905

See Notes to Financial Statements.

10	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)
Maine 0.5%

Maine Hlth. & Higher Edl. Facs. Auth. Rev.,
Piper Shores, Ser. A	NR	7.50%	1/01/19	$1,000		$1,019,060
Piper Shores, Ser. A	NR	7.55	1/01/29	3,000		3,037,770

						4,056,830

Maryland 1.8%

Anne Arundel Cnty. Spec. Oblig., Arundel Mills Proj.	NR	7.10	7/01/29	3,000		3,241,230
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev.	Baa1	6.75	7/01/30	5,000		5,472,900
Northeast Wste. Disp. Auth. Rev.,
Sludge Corp. Facs.	NR	7.25	7/01/07	1,969		2,017,378
Sludge Corp. Facs., A.M.T.	NR	8.50	7/01/07	2,260		2,366,876

						13,098,384

Massachusetts 3.1%

Massachusetts St., Ser. D, G.O., A.M.B.A.C.	Aaa	5.50	10/01/19	5,000		5,655,300
Massachusetts St. Coll. Bldg., Proj. & Rfdg. Bonds, Ser. A	Aa2	7.50	5/01/14	1,750		2,280,075
Massachusetts St. Cons. Ln., G.O., Ser. C	Aa2	5.25	11/01/30	3,000		3,073,500
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Caritas Christi Oblig. Grp. Rfdg., Ser. A	Baa3	5.75	7/01/28	2,000		1,737,460
Caritas Christi Oblig., Ser. B	Baa3	6.75	7/01/16	3,595		3,702,526
Massachusetts St. Wtr. Poll. Abatement Trust, Pool Proj., Ser. 9	Aaa	5.25	8/01/33	2,500	(g)	2,586,600
Massachusetts St. Wtr. Res. Auth., Ser. A, F.S.A.	AAA(b)	6.50	7/15/19	3,225		3,970,298

						23,005,759
Michigan 1.1%

Grand Rapids Downtown Dev. Auth., C.A.B.S., M.B.I.A.	Aaa	Zero	6/01/12	3,000		2,125,020
Kalamazoo Michigan Hosp. Fin. Auth. Hosp. Fac. Rev., E.T.M.	Aaa	9.258(f)	6/01/11	2,000		2,163,400

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	11

Portfolio of Investments

as of October 31, 2003 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)
Michigan St. Hosp. Fin. Auth. Rev., Pontiac Osteopathic, Ser. A	Baa3	6.00%	2/01/14	$3,045		$3,008,034
Michigan St. Strategic Fd. Res. Recov. Ltd. Oblig. Rev.,
Central Wayne Engy. Rec., Ser. A, A.M.T.	NR	6.90	7/01/19	1,500		127,500
Central Wayne Engy. Rec., Ser. A, A.M.T.	NR	7.00	7/01/27	6,500		552,500

						7,976,454

Nevada 1.1%

Clark Cnty. Impvt. Dist., No. 121 Southern Highlands Area	NR	7.50	12/01/19	4,880		5,272,157
North Las Vegas Local Impvt.,
Spec. Impvt. Dist. No. 60 Aliante	NR	5.60	12/01/12	1,525		1,508,484
Spec. Impvt. Dist. No. 60 Aliante	NR	6.40	12/01/22	1,250		1,249,913

						8,030,554

New Hampshire 0.7%

New Hampshire Higher Edl. & Hlth. Facs. Auth. Rev., Antioch Coll.	NR	7.875	12/01/22	4,900		5,053,958

New Jersey 9.4%

Camden Cnty. Auth. Rev., Hlthcare. Redev. Cooper Proj.	Ba2	6.00	2/15/27	2,250		2,006,235
Jersey City, Gen. Impvt., Ser. B, F.S.A.	Aaa	5.00	9/01/18	2,955		3,119,269
New Jersey Econ. Dev. Auth. Rev., Kapkowski Rd., Ser. A	Aaa	6.375	4/01/31	7,000	(d)	8,566,880
Kapkowski Rd., Ser. A, C.A.B.S., E.T.M.	Aaa	Zero	4/01/12	1,115		796,288
Rfdg. First Mtge. Franciscan Oaks Proj.	NR	5.70	10/01/17	165		149,650
Spec. Facs. Rev., Continental Airlines, Inc. Proj., A.M.T.	Caa2	6.25	9/15/19	5,465		4,822,808
Spec. Facs. Rev., Continental Airlines, Inc. Proj., A.M.T.	Caa2	6.40	9/15/23	3,000		2,597,820

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)
New Jersey Hlthcare. Facs. Fin. Auth. Rev.,
Cherry Hill Proj.	NR	8.00%	7/01/27	$5,000		$4,799,900
Pascack Valley Hosp. Assoc.	BB+(b)	6.625	7/01/36	2,000		2,003,160
Raritan Bay Med. Ctr.	NR	7.25	7/01/14	3,700		3,808,595
Raritan Bay Med. Ctr.	NR	7.25	7/01/27	4,000		4,115,560
Somerset Med. Ctr.	Baa2	5.50	7/01/33	2,750		2,660,020
St. Peters Univ. Hosp., Ser. A	Baa1	6.875	7/01/30	2,000		2,122,360
New Jersey St. Econ. Dev. Auth. Rev., First Mtge. Fellowship Vlge. Proj., Ser. A	Aaa	9.25	1/01/25	11,500	(d)	12,789,265
New Jersey St. Edl. Facs. Auth. Rev., Felician Coll. of Lodi, Ser. D	NR	7.375	11/01/22	3,800		3,514,430
Tobacco Settlement Fin. Rev. Corp.	Baa2	6.00	6/01/37	3,000		2,456,580
Tobacco Settlement Fin. Rev. Corp.	Baa2	6.75	6/01/39	3,000		2,721,570
Tobacco Settlement Fin. Rev. Corp.	Baa2	6.25	6/01/43	7,250		6,067,525

						69,117,915

New Mexico 0.7%

New Mexico St. Hosp. Equip. Ln. Council Rev., Mem. Med. Ctr., Inc. Proj.	B1	5.375	6/01/18	1,000		798,230
New Mexico St. Hosp. Rev., Mem. Med. Ctr., Inc. Proj.	B1	5.50	6/01/28	5,370		4,054,833

						4,853,063

New York 7.9%

Brookhaven New York Ind. Dev. Agcy. Civic Facs. Rev., Mem. Hosp. Med. Ctr., Inc., Ser. A	NR	8.25	11/15/30	4,000	(e)	4,156,560
Metro. Trans. Auth. Rev., Ser. A, F.G.I.C.	Aaa	5.00	11/15/25	4,185		4,233,462
Metro. Trans. Auth. Rev., Ser. A, A.M.B.A.C.	Aaa	5.50	11/15/18	4,045		4,462,646
Metro. Trans. Auth. Svc. Contract, Ser. B, M.B.I.A.	Aaa	5.50	7/01/19	3,050		3,337,676

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	13

Portfolio of Investments

as of October 31, 2003 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)
New York City Ind. Dev. Agcy. Rev., Rfdg. Laguardia Assoc. L.P. Proj.	NR	6.00%	11/01/28	$4,000		$2,252,680
New York City Mun. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.	Aaa	9.37(f)	6/15/09	10,000	(e)	10,690,000
New York City Transitional Fin. Auth. Rev., Ser. C	Aa2	5.50	2/15/16	2,500		2,758,475
New York St. Environ. Facs. Corp., Revolving Funds, Ser. B	Aaa	5.00	6/15/27	3,000		3,035,460
New York St. Urban Dev. Corp., Corr. & Youth Facs. Svcs., Ser. A	AA-(b)	5.25	1/01/21	8,775		9,641,268
Suffolk Cnty. Ind. Dev. Agcy. Civic Facs. Rev., South Hampton Hosp. Assoc., Ser. B	NR	7.625	1/01/30	5,000		4,918,600
Tobacco Settlement Fin. Rev. Corp., Ser. A-1	AA-(b)	5.50	6/01/14	8,000		8,545,360

						58,032,187

North Carolina 1.5%

North Carolina Mun. Pwr. Agcy. No. 1 Catawba Rev., Ser. A	Aaa	5.25	1/01/16	8,540		9,270,085
North Carolina Mun. Pwr. Agcy. Pwr. Sys. Rev., Rfdg., Ser. D	Baa3	5.125	1/01/26	2,000		1,924,260

						11,194,345

North Dakota 0.8%

Ward Cnty. Hlthcare. Facs. Rev., Rfdg. Trinity Oblig.,
Group A	BBB+(b)	6.25	7/01/26	4,110		4,170,129
Group B	BBB+(b)	6.25	7/01/21	2,000		2,045,640

						6,215,769

Ohio 1.6%

Cleveland Pub. Pwr. Sys. Rev.,
First Mtge., Ser. A, M.B.I.A.	Aaa	Zero	11/15/12	1,000		702,370
First Mtge., Ser. A, M.B.I.A.	Aaa	Zero	11/15/13	1,500		999,315
Cuyahoga Cnty. Hosp. Facs. Rev., Canton, Inc. Proj.	Baa2	7.50	1/01/30	3,000		3,305,820
Ohio St. Sld. Wste. Rev., Rep. Eng. Steels, Inc., A.M.T.	NR	9.00	6/01/21	2,250	(c)	225

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)
Ohio St. Solid Wste. Rev., CSC Ltd. Proj., A.M.T.	NR	8.50%	8/01/22	$7,000	(c)	$0
Ohio St. Wtr. Dev. Auth. Poll. Ctrl. Facs., First Mtge. Toledo Edison, Ser. A, A.M.T.	Baa2	8.00	10/01/23	5,500		5,798,265
Richland Cnty. Hosp. Facs. Rev., Rfdg. Medcentral Hlth. Sys., Ser. A	A-(b)	6.125	11/15/16	1,000		1,076,180

						11,882,175

Oklahoma 0.6%

Tulsa Mun. Arpt. Trust Rev., Rfdg., AMR Corp., Ser. A, A.M.T.	Caa2	5.80	6/01/35	4,350		4,176,435

Pennsylvania 6.1%

Allegheny Cnty. Hosp. Dev. Auth. Rev.,
Hlth. Sys., Ser. B	B2	9.25	11/15/15	1,000		1,025,650
Hlth. Sys., Ser. B	B2	9.25	11/15/22	1,825		1,871,811
Hlth. Sys., Ser. B	B2	9.25	11/15/30	5,000		5,128,250
Allentown Area Hosp. Auth. Rev., Sacred Heart Hosp. of Allentown, Ser. B	Baa3	6.75	11/15/15	3,250		3,205,215
Cumberland Cnty. Mun. Auth. Ret. Cmnty. Rev., Wesley Affiliated Svcs., Ser. A	NR	7.25	1/01/35	4,000		3,945,920
Dauphin Cnty. Gen. Auth. Hosp. Rev., NW Med. Ctr. Proj.	AAA(b)	8.625	10/15/13	5,035	(d)	5,718,149
Delaware Cnty. Ind. Dev. Auth. Rev., Rfdg. Res. Recov. Facs., Ser. A	Baa3	6.00	1/01/09	6,500		7,006,610
Lancaster Cnty. Hosp. Auth. Rev., Gen. Hosp. Proj.	A-(b)	5.50	3/15/26	1,750		1,755,163
Langhorne Manor Boro. Higher Ed. & Hlth. Auth. Rev., Hosp. Lower Bucks Hosp.	B2	7.35	7/01/22	5,650		5,476,658
Philadelphia Hosps. & Higher Ed. Facs. Auth. Rev.,
Grad. Hlth. Sys.	Ca	7.00	7/01/05	1,655	(c)	16
Grad. Hlth. Sys.	Ca	7.25	7/01/18	2,274	(c)	23
Grad. Hlth. Sys., Ser. A	Ca	6.25	7/01/13	2,019	(c)	20

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	15

Portfolio of Investments

as of October 31, 2003 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)
Somerset Cnty. Hosp. Auth. Rev.,
Hlthcare. First Mtge.	NR	8.40%	6/01/09	$1,425		$1,431,669
Hlthcare. First Mtge.	NR	8.50	6/01/24	8,805		8,846,119

						45,411,273

Rhode Island 1.3%

Providence Redev. Agcy., C.O.P., Ser. A	NR	8.00	9/01/24	9,270	(d)	9,960,337

South Carolina 2.1%

Greenville Cnty. Sch. Dist. Installment, Bldg. Equity Sooner Tomorrow	A1	5.875	12/01/16	6,500		7,291,375
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev., Rfdg. & Palmetto Hlth., Ser. C	Baa2	6.875	8/01/27	5,000		5,335,900
Spartanburg Santn. Swr. Dist. Sys. Rev., Ser. B, M.B.I.A.	Aaa	5.25	3/01/30	2,500		2,598,900

						15,226,175

South Dakota 0.6%

South Dakota Econ. Dev. Fin. Auth., Dakota Park, A.M.T.	NR	10.25	1/01/19	4,475		4,489,141

Tennessee 5.5%

Bradley Cnty. Ind. Dev. Brd., Rfdg. Olin Corp. Proj., Ser. C	Baa3	6.625	11/01/17	2,000		2,113,380
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev., Rfdg. First Mtge., Ser. A, M.B.I.A.	Aaa	6.75	7/01/17	2,000		2,448,580
Memphis Ctr. City Rev., Fin. Corp., Ser. B	NR	6.50	9/01/28	26,000		25,841,660
Rutherford Cnty. Hlth. & Edl. Facs. Brd., First Mtge. Rev.	NR	9.50	12/01/19	6,300		6,533,730
Shelby Cnty. Hlth. Edl. & Hsg. Fac. Brd. Hosp. Rev., Methodist Hlthcare.	Baa1	6.50	9/01/26	3,500		3,782,625

						40,719,975

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
Texas 6.7%

Abilene Texas Hlth. Facs. Dev. Corp. Ret. Facs. Rev., Sears Methodist Ret., Ser. A	NR	7.00%	11/15/33	$1,500	$1,536,060
Alliance Arpt. Auth., Inc. Spec. Facs. Rev., American Airlines, Inc. Proj.	Caa2	7.50	12/01/29	3,000	2,094,630
Austin Hsg. Fin. Corp. Multi-Fam. Hsg. Rev., Stony Creek, Ser. A	Ba2	7.75	11/01/29	9,360	9,465,300
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj.,
Ser. C, A.M.T.	Baa2	6.75	10/01/38	1,750	1,823,990
Ser. D	Baa2	5.40	10/01/29	1,000	1,032,440
Dallas-Fort Worth Int’l Arpt. Fac. Impvt. Corp. Rev.,
American Airlines, Inc.	Caa2	6.00	11/01/14	1,500	991,470
American Airlines, Inc.	Caa2	6.375	5/01/35	2,000	1,320,080
American Airlines, Ser. C	Caa2	6.15(f)	11/01/07	3,600	2,672,280
Katy Texas Dev. Auth. Rev., Tax Increment Contract, Ser. B	NR	6.00	6/01/18	4,000	3,893,800
Killeen Indpt. Sch. Dist., P.S.F.G., G.O.	Aaa	5.125	2/15/21	2,560	2,650,342
Lower Colo River Auth., Rfdg., Trans. Svcs. Corp. Proj., Ser. C	Aaa	5.25	5/15/24	4,515	4,689,956
Matagorda Cnty. Nav. Dist. No. 1 Poll. Ctrl. Rev.,
Rfdg. Central Pwr., Ser. A	Baa2	2.15	5/01/30	5,000	5,005,500
Rfdg. Central Pwr., Ser. B, A.M.T.	Baa2	2.35	5/01/30	2,500	2,500,275
New Braunfels Ind. Sch. Dist., C.A.B.S., P.S.F.G.	Aaa	Zero	2/01/12	2,365	1,689,320
North Central Texas Hlth. Fac. Dev. Corp. Rev., Ret. Fac. Sr. Hsg., Ser. A	NR	7.50	11/15/29	5,000	5,114,550
Sabine River Auth. Poll. Ctl. Rev., TXU Energy Co. LLC Proj., Ser. B	Baa2	6.15	8/01/22	1,000	1,038,950
Texas Mun. Pwr. Agcy. Rev.,
M.B.I.A.	Aaa	Zero	9/01/15	3,250	1,902,225
M.B.I.A., E.T.M.	Aaa	Zero	9/01/15	50	29,463

					49,450,631

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	17

Portfolio of Investments

as of October 31, 2003 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)
Utah 0.2%

Carbon Cnty. Solid Wste. Disp. Rev., Rfdg. Laidlaw Environ., Ser. A, A.M.T.	NR	7.45%	7/01/17	$1,000		$1,040,470
Tooele Cnty. Poll. Ctrl. Rev., Rfdg. Laidlaw Environ., Ser. A, A.M.T.	NR	7.55	7/01/27	4,000	(c)	176,000

						1,216,470

Virginia 1.8%

Chesterfield Cnty. Ind. Dev. Auth. Poll. Ctrl. Rev., Virginia Elec. & Pwr., Ser. A	A3	5.875	6/01/17	2,000		2,124,660
Norfolk Redev. & Hsg. Auth., Multi-Fam. Rental Hsg. Facs. Rev., A.M.T.	NR	8.00	9/01/26	5,825		5,595,204
Pittsylvania Cnty. Ind. Dev. Auth. Rev., Multitrade, Ser. A, A.M.T.	NR	7.55	1/01/19	2,500		2,452,400
Pocahontas Pkwy. Assoc. Toll Rd. Rev., C.A.B.S.,
Ser. B	BB(b)	Zero	8/15/16	7,000		2,538,760
Ser. C	Ba1	Zero	8/15/16	3,300		709,302

						13,420,326

Washington 1.7%

Bellevue Conv. Ctr. Auth.,
King City, Oblig. Rev., M.B.I.A.	Aaa	Zero	2/01/10	870		698,540
King City, Oblig. Rev., M.B.I.A.	Aaa	Zero	2/01/11	1,200		909,948
King City, Oblig. Rev., M.B.I.A.	Aaa	Zero	2/01/12	1,300		929,201
King City, Oblig. Rev., M.B.I.A.	Aaa	Zero	2/01/14	1,385		883,007
Energy Northwest Elec. Rev., Proj. No. 1, Ser. B, M.B.I.A.	Aaa	6.00	7/01/17	4,300		4,893,959
Port Seattle Spec. Facs. Rev., Northwest Airlines Proj., A.M.T.	NR	7.125	4/01/20	600		561,228
Tobacco Settlement Auth. Tobacco Settlement Rev., Asset Bkd.	Baa2	6.625	6/01/32	3,000		2,679,570
Washington St. Pub. Pwr. Sup. Sys. Rev., Nuclear Proj. No. 1, Ser. B, E.T.M.	Aa1	7.25	7/01/09	920		1,086,391

						12,641,844

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)
West Virginia 1.2%

West Virginia St. Hosp. Fin. Auth. Hosp. Rev., Oak Hill Hosp., Ser. B	A2	6.75%	9/01/30	$7,000	(d)	$8,646,680

Wisconsin 1.5%

Oconto Falls Cmnty. Dev. Auth. Dev. Rev., A.M.T.	NR	8.125	12/01/22	1,425		1,250,993
Oconto Falls Tissue, Inc. Proj., A.M.T.	NR	7.75	12/01/22	8,200		6,925,884
Wisconsin St. Hlth. & Edl. Facs. Auth. Rev., Mercy Hosp. of Janesville, Inc.	A2	6.60	8/15/22	2,790		2,824,736

						11,001,613

Total long-term investments (cost $715,854,021)						699,744,880

SHORT-TERM INVESTMENTS 5.6%

Alabama 0.3%

Decatur Ind. Dev. Brd. Environ. Facs. Rev., BP Amoco Chemical Co. Proj., A.M.T., F.R.D.D.	P-1	1.20	11/03/03	1,200		1,200,000
Decatur Ind. Dev. Brd. Solid Wste. Disp. Rev., Amoco Chemical Co. Proj., A.M.T., F.R.D.D.	VMIG1	1.20	11/03/03	1,100		1,100,000

						2,300,000

California 0.7%

Salinas Multi-Family Rev., Rfdg. Hsg. Brentwood Garden Apts., Ser. A, F.N.M.A., F.R.W.D.	A-1+(b)	1.05	11/06/03	5,000		5,000,000

Delaware 3.7%

Delaware St. Econ. Dev. Auth. Rev.,
Delmarva Pwr. & Lt. Co. Proj., A.M.T., F.R.D.D.	VMIG1	1.26	11/03/03	16,100		16,100,000

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	19

Portfolio of Investments

as of October 31, 2003 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
Delmarva Pwr. & Lt. Co. Proj., Ser. A, A.M.T., F.R.D.D.	VMIG1	1.26%	11/03/03	$7,000	$7,000,000
F.R.D.D.	VMIG1	1.26	11/03/03	4,000	4,000,000

					27,100,000

Ohio 0.3%

Ohio St. Sld. Wste. Rev., BPExploration & Oil Proj., A.M.T., F.R.D.D.	A-1+(b)	1.20	11/03/03	2,600	2,600,000

Pennsylvania

Schuylkill Cnty. Ind. Dev. Auth. Res. Recov. Rev., Rfdg. Northeastern Pwr. Co., Ser. B, A.M.T., F.R.D.D.	A-1+(b)	1.25	11/03/03	100	100,000

Texas 0.6%

Dallas-Fort Worth Reg. Arpt. Rev., Mun. Secs. Trust Rcpts. SGA 49, A.M.T., M.B.I.A., F.R.D.D.	A-1+(b)	1.20	11/03/03	1,755	1,755,000
Port Arthur Nav. Dist. Environ. Facs. Rev., Motiva Enterprises Proj., A.M.T., F.R.W.D.	A-1(b)	1.15	11/05/03	200	200,000
Roaring Fork Mun. Prods. LLC, Ser. 2001-12, Cl. A, A.M.T., F.R.W.D.	A-1+(b)	1.20	11/06/03	2,560	2,560,000

					4,515,000

Total short-term investments (cost $ 41,615,000)					41,615,000

Total Investments 100.4% (cost $757,469,021; Note 5)					741,359,880
Liabilities in excess of other assets (0.4%)					(2,900,182)

Net Assets 100.0%					$738,459,698

See Notes to Financial Statements.

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(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

C.O.P.—Certificates of Participation.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate Daily Demand Note(h).

F.R.W.D.—Floating Rate Weekly Demand Note(h).

F.S.A.—Financial Security Assurance.

G.N.M.A.—Government National Mortgage Association.

G.O.—General Obligation.

LLC—Limited Liability Company.

L.P.—Limited Partnership.

M.B.I.A.—Municipal Bond Insurance Corporation.

P.S.F.G.—Public School Fund Guaranty.

R.I.B.S.—Residential Interest Bonds.

R.I.T.E.S.—Residual Interest Tax Exempt Securities Receipts.

S.A.V.R.S.—Select Auction Variable Rate Securities.

(b)	Standard & Poor’s rating.
(c)	Issuer in default of interest payment. Non-income producing security.
(d)	Prerefunded issues are secured by escrowed cash or direct U.S. government guaranteed obligations.
(e)	All or partial principal amount segregated as initial margin on financial futures contracts.
(f)	Inverse floating rate bond. The coupon is inversely indexed to a floating rate. The rate shown is the rate at period end.
(g)	Represents a when-issued security.
(h)	The maturity date shown is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.

NR—Not Rated by Moody’s or Standard & Poor’s.

The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings.

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	21

Statement of Assets and Liabilities

as of October 31, 2003 (Unaudited)

Assets

Investments, at value (cost $757,469,021)	$741,359,880
Cash	63,689
Interest receivable	13,650,894
Receivable for investments sold	969,931
Receivable for Series shares sold	76,233
Prepaid expenses	20,364

Total assets	756,140,991

Liabilities

Payable for investments purchased	14,970,644
Dividends payable	1,107,595
Payable for Series shares reacquired	766,529
Management fee payable	313,151
Distribution fee payable	210,457
Due to broker—variation margin	154,372
Accrued expenses	141,950
Deferred trustees’ fees	16,595

Total liabilities	17,681,293

Net Assets	$738,459,698

Net assets were comprised of:
Shares of beneficial interest, at par	$734,841
Paid-in capital in excess of par	803,869,433

804,604,274
Undistributed net investment income	1,658,815
Accumulated net realized loss on investments	(51,745,333)
Net unrealized depreciation on investments	(16,058,058)

Net assets, October 31, 2003	$738,459,698

See Notes to Financial Statements.

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Class A

Net asset value and redemption price per share
($478,339,158 ÷ 47,601,471 shares of beneficial interest issued and outstanding)	$10.05
Maximum sales charge (3% of offering price)	.31

Maximum offering price to public	$10.36

Class B

Net asset value, offering price and redemption price per share
($216,790,452 ÷ 21,569,870 shares of beneficial interest issued and outstanding)	$10.05

Class C

Net asset value and redemption price per share
($26,982,801 ÷ 2,684,566 shares of beneficial interest issued and outstanding)	$10.05
Sales charge (1% of offering price)	.10

Offering price to public	$10.15

Class Z

Net asset value, offering price and redemption price per share
($16,347,287 ÷ 1,628,210 shares of beneficial interest issued and outstanding)	$10.04

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	23

Statement of Operations

Six Months Ended October 31, 2003 (Unaudited)

Net Investment Income

Income
Interest	$23,641,083

Expenses
Management fee	1,910,047
Distribution fee—Class A	610,103
Distribution fee—Class B	578,948
Distribution fee—Class C	104,203
Transfer agent’s fees and expenses	176,000
Reports to shareholders	123,000
Custodian’s fees and expenses	74,000
Registration fees	32,000
Legal fees and expenses	23,000
Audit fee	13,000
Trustees’ fees	10,000
Miscellaneous	15,356

Total expenses	3,669,657

Net investment income	19,971,426

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	8,948,089
Financial futures transactions	(3,398,371)
Options written	128,223

5,677,941

Net change in unrealized appreciation (depreciation) on:
Investments	(10,521,205)
Financial futures contracts	119,773

(10,401,432)

Net loss on investments	(4,723,491)

Net Increase In Net Assets Resulting From Operations	$15,247,935

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended October 31, 2003	Year Ended April 30, 2003
Increase (Decrease) In Net Assets

Operations
Net investment income	$19,971,426	$43,500,365
Net realized gain (loss) on investment transactions	5,677,941	(2,719,955)
Net change in unrealized appreciation (depreciation) on investments	(10,401,432)	6,197,152

Net increase in net assets resulting from operations	15,247,935	46,977,562

Dividends
Dividends from net investment income
Class A	(12,898,914)	(27,212,576)
Class B	(5,823,725)	(13,811,235)
Class C	(664,771)	(1,351,027)
Class Z	(459,249)	(621,063)

	(19,846,659)	(42,995,901)

Series share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	35,129,330	72,704,604
Net asset value of shares issued in reinvestment of dividends	8,815,293	19,333,005
Cost of shares reacquired	(77,089,566)	(140,516,971)

Net decrease in net assets from Series share transactions	(33,144,943)	(48,479,362)

Total decrease	(37,743,667)	(44,497,701)

Net Assets

Beginning of period	776,203,365	820,701,066

End of period(a)	$738,459,698	$776,203,365

(a) Includes undistributed net investment income of	$1,658,815	$1,534,048

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	25

Portfolio of Investments

as of October 31, 2003 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

LONG-TERM INVESTMENTS 91.1%

Alabama 2.2%

Alabama St. Pub. Sch. & Coll. Auth., Cap. Impvt., Ser. D	Aa3	5.25%	8/01/05	$4,000		$4,270,960
Jefferson Cnty. Swr. Rev. Rfdg., Cap. Impvt., F.G.I.C.	Aaa	5.00	2/01/41	3,000	(d)	3,325,530

						7,596,490

California 5.6%

California St., G.O., M.B.I.A.	Aaa	5.25	2/01/27	3,000		3,111,000
California St. Dept. Wtr. Res. Pwr. Sup. Rev., Ser. A, A.M.B.A.C.	Aaa	5.375	5/01/18	2,250	(e)	2,439,720
Inland Empire Solid Wste. Landfill Impvt., Proj. B, F.S.A., A.M.T.	Aaa	6.00	8/01/16	2,000	(d)	2,264,320
San Diego Cnty. Wtr. Rev., C.O.P., F.G.I.C.	Aaa	9.93(c)	4/26/06	5,800		6,907,800
San Joaquin Hills Trans. Corridor Agcy. Toll Rd. Rev., C.A.B.S., Ser. A, M.B.I.A.	Aaa	Zero	1/15/36	10,000		1,672,700
South Orange Cnty. Pub. Fin., Ser. C, Foothill Area Proj., F.G.I.C.	Aaa	8.00	8/15/08	2,000		2,508,460

						18,904,000

Colorado 1.6%

Denver City & Cnty. Arpt. Rev., Ser. C, M.B.I.A., A.M.T.	Aaa	5.60	11/15/11	5,000		5,474,750

District of Columbia 4.3%

Dist. of Columbia Hosp. Rev., Medlantic Healthcare Group A,
M.B.I.A., E.T.M.	Aaa	5.875	8/15/19	3,500		3,885,490
M.B.I.A., E.T.M.	Aaa	5.75	8/15/26	3,000		3,307,470
Dist. of Columbia, G.O.,
Ser. A, M.B.I.A.	Aaa	6.50	6/01/10	3,095	(e)	3,686,950
Ser. A, M.B.I.A., E.T.M.	Aaa	6.50	6/01/10	2,905		3,509,966

						14,389,876

See Notes to Financial Statements.

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Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
Florida 4.0%

Brevard Cnty. Hlth. Facs. Auth., Holmes Reg. Med. Ctr. Proj., M.B.I.A.	Aaa	5.60%	10/01/10	$6,000	$6,662,280
Indian River Cnty. Wtr. & Swr.
Rev., Ser. A, F.G.I.C.	Aaa	5.25	9/01/18	2,600	2,794,610
Orange Cnty. Tourist Dev. Tax Rev.	Aaa	5.00	10/01/17	4,000	4,205,040

					13,661,930

Georgia 2.9%

Atlanta Arpt. Facs. Rev., Ser. A, A.M.B.A.C.	Aaa	6.50	1/01/10	2,000	2,395,060
Georgia Mun. Elec. Auth., Pwr. Rev.,
Ser. B, M.B.I.A.	Aaa	6.20	1/01/10	3,495	4,095,301
Newnan Hosp. Auth. Rev.	Aaa	5.50	1/01/21	3,185	3,434,290

					9,924,651

Hawaii 2.7%

Hawaii Dept. Budget & Fin., Hawaiian Elec. Co. Proj., Ser. C, A.M.B.A.C., A.M.T.	Aaa	6.20	11/01/29	8,000	8,948,960

Idaho 0.5%

Idaho Hsg. & Fin. Assoc., Sngl. Fam. Mtge., Ser. E, A.M.T.	Aaa	5.55	7/01/31	1,465	1,527,160

Illinois 10.8%

Chicago Gas Sup. Rev., People’s Gas, A.M.B.A.C., T.C.R.S.	Aaa	6.10	6/01/25	7,400	7,999,178
Chicago Midway Arpt. Rev., Ser. B, M.B.I.A., A.M.T.	Aaa	5.75	1/01/22	5,000	5,314,250
Chicago O’Hare Int’l. Arpt. Pass. Facs. Chrg., Ser. A, A.M.B.A.C.	Aaa	5.625	1/01/15	2,000	2,167,520
Illinois St.,
G.O.	Aaa	5.625	4/01/15	3,250	3,612,180
G.O., F.S.A.	Aaa	5.25	4/01/22	2,500	2,608,350
G.O., F.G.I.C.	Aaa	5.25	1/01/28	2,000	2,046,880

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	27

Portfolio of Investments

as of October 31, 2003 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
Illinois St. Civic Ctr., Spec. St. Oblig., F.S.A.	Aaa	5.50%	12/15/15	$2,710	$3,020,024
Metro. Pier & Expo. Auth., McCormick, Ser. A, M.B.I.A., C.A.B.S.	Aaa	Zero	6/15/35	9,940	1,707,990
McCormick, Ser. A, M.B.I.A., C.A.B.S.	Aaa	Zero	6/15/38	6,250	898,938
Onterie Ctr. Hsg. Fin. Corp., Mtge. Rev.,
Ser. A, M.B.I.A.	Aaa	7.00	7/01/12	1,465	1,489,348
Ser. A, M.B.I.A.	Aaa	7.05	7/01/27	5,400	5,444,658

					36,309,316

Kansas 0.7%

Saline Cnty. Unif. Sch. Dist., G.O., F.S.A.	Aaa	5.50	9/01/17	2,000	2,219,440

Louisiana 1.3%

New Orleans Fin. Auth., Sngl. Fam. Mtge., Ser. B-2, G.N.M.A./F.N.M.A., A.M.T.	Aaa	6.00	12/01/21	1,105	1,149,951
New Orleans, G.O., C.A.B.S., A.M.B.A.C.	Aaa	Zero	9/01/09	4,000	3,327,600

					4,477,551

Maryland 0.1%

Prince Georges Cnty. Hsg., Sngl. Fam. Mtge., Ser. A, G.N.M.A./F.N.M.A., A.M.T.	AAA(b)	6.15	8/01/19	380	397,172

Massachusetts 3.4%

Boston Convention Ctr. Act of 1997, Spec. Oblig., Ser. A, A.M.B.A.C.	Aaa	5.00	5/01/19	2,000	2,080,020
Massachusetts St., Cons. Ln., Ser. C, G.O.	Aaa	5.50	11/01/10	4,000	4,589,640
Massachusetts St. Wtr. Res. Auth., Ser. A, F.S.A.	AAA(b)	6.50	7/15/19	4,000	4,924,400

					11,594,060

Michigan 1.2%

Saginaw Hosp. Fin. Auth., Hosp. Rev., Ser. C, M.B.I.A.	Aaa	6.50	7/01/11	4,000	4,035,640

See Notes to Financial Statements.

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Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)
Minnesota 4.0%

Bass Brook Poll. Ctrl. Rev., M.B.I.A.	Aaa	6.00%	7/01/22	$1,600		$1,621,648
Becker Indpt. Sch. Dist. No. 726.,
Ser. A, F.S.A.	Aaa	6.00	2/01/15	1,610		1,836,028
Ser. A, F.S.A.	Aaa	6.00	2/01/16	1,750		1,995,682
Minneapolis & St. Paul Metro. Arpts.,
Ser. A, F.G.I.C.	Aaa	5.75	1/01/32	4,285		4,644,512
Ser. C, F.G.I.C.	Aaa	5.50	1/01/19	3,000		3,271,650

						13,369,520

Missouri 1.0%

St. Louis Arpt. Rev., Arpt. Dev. Proj., Ser. A, M.B.I.A.	Aaa	5.625	7/01/19	3,000		3,319,140

New Jersey 2.4%

Jersey City Swr. Auth.,
Rev., A.M.B.A.C.	Aaa	6.00	1/01/10	2,585		3,010,595
Rev., A.M.B.A.C.	Aaa	6.25	1/01/14	4,255		5,075,534

						8,086,129

New York 16.9%

Erie Cnty. Ind. Dev. Agcy. Sch. Facs. Rev., City of Buffalo Proj., F.S.A.	Aaa	5.75	5/01/21	2,750		3,045,845
Islip Res. Rec. Facs., Ser. B, A.M.B.A.C., A.M.T.	Aaa	7.20	7/01/10	1,750		2,134,598
Metro. Trans. Auth., N.Y. Rev. Trans., Ser. A, F.S.A.	Aaa	5.00	11/15/25	2,000		2,025,160
Metro. Trans. Auth., N.Y.
Svc. Contract,
Ser. B, M.B.I.A.	Aaa	5.50	7/01/19	5,000		5,471,600
Ser. B, M.B.I.A.	Aaa	5.50	7/01/23	7,285		7,818,772
Metro. Trans. Auth., N.Y. Svc. Contract Rfdg., Ser. A, M.B.I.A.	Aaa	5.50	7/01/20	3,000		3,271,590
Metro. Trans. Auth., N.Y. Trans. Facs. Rev., Ser. A, F.S.A.	Aaa	5.75	7/01/11	5,000	(d)	5,761,400
New York City Mun. Wtr. Fin. Auth., Wtr. & Swr. Rev., Ser. B	Aa2	6.00	6/15/33	3,025		3,521,312

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	29

Portfolio of Investments

as of October 31, 2003 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
New York NY, Ser. G, M.B.I.A.	Aaa	5.75%	2/01/14	$3,000	$3,263,460
New York St. Dorm. Auth. Rev., Sch. Dist. Fin. Proj., Ser. A, M.B.I.A.	Aaa	5.75	10/01/17	3,000	3,401,280
New York St. Environ. Facs. Corp., Revolving Funds, Second Resolution, Ser. I	Aaa	5.00	6/15/24	3,000	3,052,590
New York St. Environ. Facs. Poll. Ctrl. Rev.,
Ser. C	Aaa	5.70	7/15/12	25	27,544
Ser. C	Aaa	5.75	7/15/13	10	11,028
Ser. C	Aaa	5.80	7/15/14	35	38,250
New York St. Urban Dev. Corp. Corr. & Youth Facs. Svcs., Ser. A	AA-(b)	5.25	1/01/21	4,010	4,405,867
Suffolk Cnty. Judicial Facs., John P. Cohalan Complex, A.M.B.A.C.	Aaa	5.75	10/15/12	3,000	3,403,950
Tobacco Settlement Fin. Corp.,
Asset-Backed, Ser. A-1	AA-(b)	5.50	6/01/14	3,000	3,204,510
Asset-Backed, Ser. A-1	Aaa	5.25	6/01/22	3,000	3,130,710

					56,989,466

North Carolina 0.8%

North Carolina Mun. Pwr. Agcy. No. 1, Catawba Elec. Rev., Ser. A, M.B.I.A.	Aaa	5.25	1/01/19	2,500	2,660,675

Ohio 1.6%

Bowling Green St. Univ., F.G.I.C.	Aaa	5.75	6/01/16	2,815	3,189,113
Ohio St. Wtr. Dev. Auth. Rev., Wtr. Dev., Fresh Wtr. Ser. A	Aa2	5.125	12/01/18	2,000	2,108,760

					5,297,873

Oklahoma 3.6%

Edmond Pub. Wks. Auth. Util. Rev., A.M.B.A.C.	Aaa	5.625	7/01/24	4,440	4,752,976
Norman Reg. Hosp. Auth., Rev., Ser. A, M.B.I.A.	Aaa	5.50	9/01/11	4,110	4,542,043
Oklahoma City Arpt. Trust, Jr. Lien, Ser. 24, A.M.B.A.C., A.M.T.	Aaa	5.75	2/01/18	2,620	2,829,469

					12,124,488

See Notes to Financial Statements.

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Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)
Pennsylvania 1.6%

Pennsylvania St. Ind. Dev. Auth. Rev., Econ. Dev.	Aaa	5.50%	7/01/17	$5,000		$5,537,300

South Carolina 1.9%

Lexington Wtr. & Swr., Rev., Ser. A, M.B.I.A.	Aaa	5.75	4/01/20	4,180		4,672,989
Univ. of South Carolina, Rev., Ser. A, F.G.I.C.	Aaa	5.75	6/01/30	1,615		1,769,281

						6,442,270

Texas 5.8%

Corpus Christi Util. Sys. Rev.,
Ser. A, F.S.A.	Aaa	6.00	7/15/19	3,255		3,709,300
Ser. A, F.S.A.	Aaa	6.00	7/15/20	3,450		3,915,302
Houston Arpt. Sys. Rev., E.T.M.	Aaa	7.20	7/01/13	3,265		3,938,177
Lower River Auth. Rfdg., LCRA Trans. Svcs. Corp. Proj., Ser. C, A.M.B.A.C.	Aaa	5.25	5/15/23	2,010		2,097,294
Mission Cons. Indpt. Sch. Dist., G.O., P.S.F.G.	Aaa	5.75	2/15/19	1,360		1,515,965
Northwest Indpt. Sch. Dist.,
Sch. Bldg. & Rfdg., G.O., P.S.F.G.	Aaa	5.50	8/15/17	1,080		1,191,359
Sch. Bldg. & Rfdg., G.O., P.S.F.G.	Aaa	5.50	8/15/18	1,000		1,095,840
Univ. of Texas Univ. Rev., Fin. Sys., Ser. B	Aaa	5.25	8/15/20	1,000		1,065,310
Van Alstyne Indpt. Sch. Dist. Rfdg., G.O., P.S.F.G.	Aaa	5.95	8/15/29	1,105		1,213,224

						19,741,771

Vermont 1.0%

Vermont Hsg. Fin. Agcy., Sngl. Fam. Mtge., Ser. 13A, F.S.A., A.M.T.	Aaa	5.45	5/01/26	3,305		3,477,686

Virginia 0.6%

Chesapeake Bay Brdg. & Tunnel Dist. Rev., Gen. Resolution, F.G.I.C.	Aaa	5.75	7/01/08	2,000	(d)	2,188,880

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	31

Portfolio of Investments

as of October 31, 2003 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Washington 7.6%

Clark Cnty. Sch. Dist. No. 114, G.O., F.S.A.	Aaa	5.25%	12/01/18	$3,800	$4,059,502
King Cnty. Sch. Dist. No. 411, G.O., F.S.A.	Aaa	6.25	12/01/15	1,900	2,207,211
Ocean Shores, G.O., F.G.I.C.	Aaa	5.50	12/01/20	1,570	1,698,112
Port. Seattle Rev., Rfdg., Ser. A	Aaa	5.375	6/01/13	2,000	2,196,340
Washington St. Pub. Pwr. Supply, Ref., Ser. B, F.G.I.C., C.A.B.S.,
T.C.R.S.,	Aaa	Zero	7/01/08	4,500	3,930,615
Ser. A, M.B.I.A., E.T.M., C.A.B.S.	Aaa	Zero	7/01/11	5,210	3,899,529
M.B.I.A.	Aaa	5.75	7/01/10	7,000	7,832,370

					25,823,679

West Virginia 1.0%

Clarksburg Wtr. Rev., F.G.I.C.	Aaa	5.25	9/01/19	2,000	2,148,980
West Virginia St. Wtr. Dev. Auth., Ser. B, A.M.B.A.C., A.M.T.	Aaa	5.875	7/01/20	1,015	1,091,034

					3,240,014

Total long-term investments (cost $287,664,266)					307,759,887

SHORT-TERM INVESTMENTS 8.4%

California 1.3%

California Hsg. Fin. Agy. Rev., Home Mtge., Ser. R, A.M.B.A.C., F.R.D.D.	VMIG1	1.20	11/03/03	4,210	4,210,000

Georgia 0.4%

Monroe Cnty. Dev. Auth. Poll. Ctrl. Rev., Oglethorpe Pwr. Corp. Proj., A.M.B.A.C., F.R.D.D.	A-1+(b)	1.16	11/03/03	1,300	1,300,000

See Notes to Financial Statements.

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Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
Illinois 2.2%

Illinois Hlth. Facs. Auth. Rev., Resurrection Hlth., Ser. A, F.S.A., F.R.D.D.	VMIG1	1.15%	11/03/03	$5,900	$5,900,000
Mun. Secs. Trust Cert., Ser. 2000-93, Cl. A, A.M.B.A.C., F.R.D.D.	A-1(b)	1.20	11/03/03	1,600	1,600,000

					7,500,000

Kentucky 1.6%

Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Baptist Hlthcare., Ser. C, M.B.I.A., F.R.D.D.	VMIG1	1.15	11/03/03	5,300	5,300,000

New Jersey 1.3%

New Jersey Econ. Dev. Auth. Wtr. Facs. Rev., United Wtr. Proj., Ser. C, A.M.B.A.C., F.R.D.D., A.M.T.	VMIG1	1.25	11/03/03	4,365	4,365,000

Pennsylvania 0.9%

Philadelphia Mun. Auth. Rev.	Aaa	6.90	11/15/03	3,000	3,000,000

Texas 0.7%

Harris Cnty. Ind. Dev. Corp. Poll. Ctrl. Rev., Exxon Proj., A.M.T., F.R.D.D.	A-1+(b)	1.20	11/03/03	1,700	1,700,000
Harris Cnty. Ind. Dev. Corp. Solid Wste. Disp. Rev., Exxon Proj., A.M.T., F.R.D.D.	VMIG1	1.15	11/03/03	800	800,000

					2,500,000

Total short-term investments (cost $28,175,000)					28,175,000

Total Investments 99.5% (cost $315,839,266; Note 5)					335,934,887
Other assets in excess of liabilities 0.5%					1,820,306

Net Assets 100.0%					$337,755,193

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	33

Portfolio of Investments

as of October 31, 2003 (Unaudited) Cont’d.

(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

C.O.P.—Certificates of Participation.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate Daily Demand Note (g).

F.S.A.—Financial Security Assurance.

G.N.M.A.—Government National Mortgage Association.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Insurance Corporation.

P.S.F.G.—Public School Fund Guaranty.

T.C.R.S.—Transferable Custodial Receipts.

(b)	Standard & Poor’s rating.
(c)	Inverse floating rate bond. The coupon is inversely indexed to a floating rate. The rate shown is the rate at year end.
(d)	Prerefunded issues are secured by escrowed cash or direct U.S. government guaranteed obligations.
(e)	Pledged as initial margin for financial futures contracts.
(g)	The maturity date shown is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.

The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings.

See Notes to Financial Statements.

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This Page Intentionally Left Blank

Statement of Assets and Liabilities

as of October 31, 2003 (Unaudited)

Assets

Investments, at value (cost $315,839,266)	$335,934,887
Cash	15,040
Interest receivable	4,757,116
Receivable for Series shares sold	115,278
Prepaid expenses	10,765

Total assets	340,833,086

Liabilities

Payable for investments purchased	2,144,578
Dividends payable	359,873
Payable for Series shares reacquired	249,581
Management fee payable	143,569
Distribution fee payable	85,557
Accrued expenses	62,411
Due to broker—variation margin	18,912
Deferred trustees’ fees	13,412

Total liabilities	3,077,893

Net Assets	$337,755,193

Net assets were comprised of:
Shares of beneficial interest, at par	$296,036
Paid-in capital in excess of par	307,816,105

308,112,141
Undistributed net investment income	349,348
Accumulated net realized gain on investments	9,136,632
Net unrealized appreciation on investments	20,157,072

Net assets, October 31, 2003	$337,755,193

See Notes to Financial Statements.

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Statement of Assets and Liabilities

as of October 31, 2003 (Unaudited) Cont’d.

Class A

Net asset value and redemption price per share
($266,800,409 ÷ 23,388,220 shares of beneficial interest issued and outstanding)	$11.41
Maximum sales charge (3% of offering price)	.35

Maximum offering price to public	$11.76

Class B

Net asset value, offering price and redemption price per share
($55,796,651 ÷ 4,886,783 shares of beneficial interest issued and outstanding)	$11.42

Class C

Net asset value and redemption price per share
($8,122,159 ÷ 711,324 shares of beneficial interest issued and outstanding)	$11.42
Sales charge (1% of offering price)	.12

Offering price to public	$11.54

Class Z

Net asset value, offering price and redemption price per share
($7,035,974 ÷ 617,231 shares of beneficial interest issued and outstanding)	$11.40

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	37

Statement of Operations

Six Months Ended October 31, 2003 (Unaudited)

Net Investment Income

Income
Interest	$8,570,006

Expenses
Management fee	882,369
Distribution fee—Class A	347,297
Distribution fee—Class B	146,827
Distribution fee—Class C	31,737
Transfer agent’s fees and expenses	85,000
Custodian’s fees and expenses	54,000
Reports to shareholders	44,000
Registration fees	30,000
Legal fees and expenses	20,000
Audit fee	9,000
Trustees’ fees	6,000
Miscellaneous	6,725

Total expenses	1,662,955

Net investment income	6,907,051

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	4,229,593
Financial futures transactions	(1,284,601)
Options written	53,274

2,998,266

Net change in unrealized appreciation (depreciation) on:
Investments	(8,812,161)
Financial futures contracts	92,388

(8,719,773)

Net loss on investments	(5,721,507)

Net Increase In Net Assets Resulting From Operations	$1,185,544

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended October 31, 2003	Year Ended April 30, 2003
Increase (Decrease) In Net Assets

Operations
Net investment income	$6,907,051	$14,843,441
Net realized gain on investment transactions	2,998,266	7,450,868
Net change in unrealized appreciation (depreciation) on investments	(8,719,773)	7,510,833

Net increase in net assets resulting from operations	1,185,544	29,805,142

Dividends and distributions from net investment income
Class A	(5,476,232)	(11,672,945)
Class B	(1,083,130)	(2,338,618)
Class C	(145,560)	(285,559)
Class Z	(166,025)	(298,062)

	(6,870,947)	(14,595,184)

Series share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	21,407,007	64,183,997
Net asset value of shares issued in reinvestment of dividends	4,075,573	8,444,955
Cost of shares reacquired	(41,478,589)	(55,468,023)

Net increase (decrease) in net assets from Series share transactions	(15,996,009)	17,160,929

Total increase (decrease)	(21,681,412)	32,370,887

Net Assets

Beginning of period	359,436,605	327,065,718

End of period(a)	$337,755,193	$359,436,605

(a) Includes undistributed net investment income of	$349,348	$313,244

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	39

Notes to Financial Statements

(Unaudited)

Dryden Municipal Bond Fund (the “Fund”), formerly known as “Prudential Municipal Bond Fund”, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized as an unincorporated business trust in Massachusetts on November 3, 1986 and consists of two series: the “High Income Series” and the “Insured Series”. Investment operations for Class A, Class B, Class C and Class Z shares of each Series commenced on January 22, 1990, September 17, 1987, August 1, 1994 and September 16, 1996, respectively.

The investment objectives of the Series are as follows: (i) the objective of the High Income Series is to provide the maximum amount of income that is eligible for exclusion from federal income taxes, (ii) the objective of the Insured Series is to provide the maximum amount of income that is eligible for exclusion from federal income taxes consistent with the preservation of capital. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific state, region or industry.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: The Fund values municipal securities (including commitments to purchase such securities on a “when-issued” basis) on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Securities for which reliable market quotations are not readily available or for which the pricing service does not provide a valuation methology, or does not present fair value, are valued at fair value as determined under procedures established by the Trustees.

Securities, including options, future contracts and options thereon, for which the primary market is on a national securities exchange, commodities exchange or board of trade are valued at the last sale price on such exchange or board of trade, on the date of valuation or, if there was no sale on such day, at the average of readily available closing bid and asked prices on such day or at the bid price in the absence of an asked price.

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Securities, including options, that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the average of the most recently quoted bid and asked prices provided by a principal maker or dealer.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a

Dryden Municipal Bond Fund	41

Notes to Financial Statements

Cont’d

liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options.

The Fund, as writer of an option, has no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Interest Rate Swaps: The Fund may enter into swap agreements. An interest rate swap agreement is an agreement between two parties to exchange a series of cash flows at specified intervals. Based on a notional amount, each party pays an interest rate. Interest on the securities in the swap are included in the value of the exchange. The swaps are valued daily at current market value and any unrealized gain or loss is included in the net unrealized appreciation or depreciation on investments. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Fund’s basis in the swap and the proceeds of the closing transaction, including fees. During the period that the swap agreement is open, the Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement. The use of derivative transactions, such as written options, financial future contracts and interest rate swaps, may involve elements of both market and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities.

Inverse Floaters: The Series invests in variable rate securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to market interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond.

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Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares daily dividends from the net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified to paid in capital when they arise.

Federal Income Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management (“PIM”). The Subadvisory Agreement provides that PIM furnishes investment advisory services in connection with the management of the Fund. PI pays for the services of PIM, the cost of compensation of officers for the Fund, occupancy and certain clerical and bookkeeping cost of the Fund. The Fund bears all other costs and expenses.

Dryden Municipal Bond Fund	43

Notes to Financial Statements

Cont’d

The management fee paid PI is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of each Series up to $1 billion and .45 of 1% of the average daily net assets of each Series in excess of $1 billion.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees earned by PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended October 31, 2003, such expenses for the Fund were .25 of 1%, .50 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively.

PIMS has advised the High Income Series and Insured Series that it received approximately $84,200 ($72,300-Class A; $11,900-Class C) and $60,100 ($52,100-Class A; $8,000-Class C), respectively, in front-end sales charges during the six months ended October 31, 2003. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the High Income Series and Insured Series that for the six months ended October 31, 2003, it received approximately $161,700 ($158,400-Class B; $3,300-Class C) and $73,100 ($70,000-Class B; $3,100-Class C), respectively, in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders.

PI, PIMS and PIM are indirect wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The SCA

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provides for a commitment of $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings will be at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly and is allocated to the Funds based on net assets. The expiration date of the SCA was May 2, 2003. On May 2, 2003, the SCA was renewed under the same terms and conditions (“May 2003 renewal”). The expiration date of the May 2003 renewal is April 30, 2004. The Fund did not borrow any amounts pursuant to the SCA during the six months ended October 31, 2003.

Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended October 31, 2003, the Fund incurred fees of approximately $118,100 and $63,100 for the High Income Series and Insured Series, respectively, for the services of PMFS. As of October 31, 2003, approximately $19,300 and $10,400 for the High Income Series and Insured Series, respectively, of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations also include certain out of pocket expenses paid to nonaffiliates.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred fees of approximately $27,000 ($21,000-High Income Series; $6,000-Insured Series) in total networking fees, of which the amount relating to the services of Wachovia Securities LLC (“Wachovia”) and Prudential Securities, Inc. (“PSI”), an affiliate of PI, was approximately $24,000 ($18,900-High Income Series; $5,100-Insured Series) for the six months ended October 31, 2003. Prudential and Wachovia Corp. formed a joint venture (“Wachovia Securities, LLC”) whereby Prudential and Wachovia Corp. combined their brokerage business with Prudential holding a minority interest. Prior to July 1, 2003, PSI was an indirect, wholly owned subsidiary of Prudential. As of October 31, 2003, approximately $3,800 ($3,000-High Income Series; $800-Insured Series) of such fees were due to Wachovia. These amounts are included in transfer agent’s fees in the Statements of Operations.

Dryden Municipal Bond Fund	45

Notes to Financial Statements

Cont’d

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended October 31, 2003, were as follows:

Series	Purchases	Sales
High Income	$366,983,169	$430,148,051
Insured	128,599,371	167,957,324

Transactions in options written during the six months ended October 31, 2003, were as follows:

	Contracts	Premiums
High Income
Balance as of April 30, 2003	$—	$—
Options written	281	140,695
Options expired	(207)	(87,744)
Options terminated in
closing purchase
transactions	(74)	(52,951)

Balance as of October 31, 2003	$—	$—

Insured
Balance as of April 30, 2003	$—	$—
Options written	119	57,151
Options expired	(96)	(40,693)
Options terminated in
closing purchase
transactions	(23)	(16,458)

Balance as of October 31, 2003	$—	$—

During the six months ended October 31, 2003, the High Income Series entered into financial futures contracts. Details of open contracts at October 31, 2003 are as follows:

Series	Number of Contracts	Type	Expiration Date	Value at October 31, 2003	Value at Trade Date	Unrealized Appreciation/ (Depreciation)
High Income		Short Positions:
		U.S. Treasury
	126	Bond Futures	Dec. 03	$13,698,562	$13,701,659	$3,097
		U.S. Treasury
	190	10 yr. Notes Futures	Dec. 03	21,336,406	21,363,847	27,441
		U.S. Treasury
	83	5 yr. Notes Futures	Dec. 03	9,280,438	9,300,922	20,484

						$51,022

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Series	Number of Contracts	Type	Expiration Date	Value at October 31, 2003	Value at Trade Date	Unrealized Appreciation/ (Depreciation)
Insured		Long Positions:
		U.S. Treasury
	10	Bond Futures	Dec. 03	1,087,188	1,085,965	$1,223
		Short Positions:
		U.S. Treasury
	150	5 yr. Notes Futures	Dec. 03	16,771,875	16,830,283	58,408
		U.S. Treasury
	22	10 yr. Notes Futures	Dec. 03	2,470,531	2,472,351	1,820

						$61,451

Note 5. Tax Information

The High Income Series has a net capital loss carryforward as of April 30, 2003 of approximately $57,268,000, of which $6,383,000 expires in 2004, $3,225,000 expires in 2005, $554,000 expires in 2006, $3,137,000 expires in 2007, $5,906,000 expires in 2008, $20,095,000 expires in 2009, $13,512,000 expires in 2010 and $4,456,000 expires in 2011. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforwards. The tax basis differs from the amount on the Statement of Assets and Liabilities primarily due to differences in the treatment of discount and premium amortization for book and tax purposes.

As of April 30, 2003, the components of distributable earnings on a tax basis were as follows:

Series	Tax-Exempt	Ordinary Income	Long-Term Capital Gains
High Income	$2,568,991	$103,883	—
Insured	655,948	54,408	$5,631,914

These amounts include a dividends payable timing difference of $1,138,826 and $397,112 as of April 30, 2003 to the High Income Series and Insured Series, respectively.

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of October 31, 2003 were as follows:

Series	Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation/ (Depreciation)
High Income	$757,034,367	$35,132,898	$50,807,385	$(15,674,487)
Insured	315,839,266	20,446,850	351,229	20,095,621

The difference between book basis and tax basis was attributable to the difference in the treatment of discount amortization for book and tax purposes.

Dryden Municipal Bond Fund	47

Notes to Financial Statements

Cont’d

Note 6. Capital

The High Income Series and Insured Series offer Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share. Transactions in shares of beneficial interest were as follows:

	High Income Series Class A		Insured Series Class A
Six Months Ended October 31, 2003	Shares	Amount	Shares	Amount
Shares sold	2,243,609	$22,458,822	1,179,494	$13,473,024
Shares issued in reinvestment of dividends and distributions	580,780	5,855,721	280,610	3,226,963
Shares reacquired	(5,069,636)	(50,921,610)	(2,673,915)	(30,530,379)

Net increase (decrease) in shares outstanding before conversion	(2,245,247)	(22,607,067)	(1,213,811)	(13,830,392)
Shares issued upon conversion from Class B	1,249,378	12,664,825	350,536	4,101,592

Net increase (decrease) in shares outstanding	(995,869)	$(9,942,242)	(863,275)	$(9,728,800)

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	High Income Series Class A		Insured Series Class A
Year Ended April 30, 2003	Shares	Amount	Shares	Amount
Shares sold	3,121,105	$31,490,883	2,622,924	$29,810,727
Shares issued in reinvestment of dividends and distributions	1,257,285	12,663,001	588,736	6,681,027
Shares reacquired	(9,031,671)	(91,022,647)	(3,309,260)	(37,601,848)

Net increase (decrease) in shares outstanding before conversion	(4,653,281)	(46,868,763)	(97,600)	(1,110,094)
Shares issued upon conversion from Class B	3,385,726	34,236,561	782,413	8,923,247

Net increase (decrease) in shares outstanding	(1,267,555)	$(12,632,202)	684,813	$7,813,153

	High Income Series Class B		Insured Series Class B
Six Months Ended October 31, 2003	Shares	Amount	Shares	Amount
Shares sold	524,182	$5,309,810	431,967	$4,981,000
Shares issued in reinvestment of dividends and distributions	230,712	2,326,613	56,809	654,068
Shares reacquired	(1,804,867)	(18,157,065)	(486,225)	(5,551,042)

Net increase (decrease) in shares outstanding before conversion	(1,049,973)	(10,520,642)	2,551	84,026
Shares issued upon conversion into Class A	(1,249,378)	(12,664,825)	(350,236)	(4,101,592)

Net increase (decrease) in shares outstanding	(2,299,351)	$(23,185,467)	(347,685)	$(4,017,566)

	High Income Series Class B		Insured Series Class B
Year Ended April 30, 2003	Shares	Amount	Shares	Amount
Shares sold	2,018,009	$20,355,002	1,694,767	$19,296,613
Shares issued in reinvestment of dividends and distributions	549,975	5,540,680	122,602	1,392,373
Shares reacquired	(3,707,260)	(37,355,609)	(771,419)	(8,779,499)

Net increase (decrease) in shares outstanding before conversion	(1,139,276)	(11,459,927)	1,045,950	11,909,487
Shares issued upon conversion into Class A	(3,384,862)	(34,236,561)	(781,727)	(8,923,247)

Net increase (decrease) in shares outstanding	(4,524,138)	$(45,696,488)	264,223	$2,986,240

Dryden Municipal Bond Fund	49

Notes to Financial Statements

Cont’d

	High Income Series Class C		Insured Series Class C
Six Months Ended October 31, 2003	Shares	Amount	Shares	Amount
Shares sold	120,948	$1,223,314	70,950	$827,894
Shares issued in reinvestment of dividends and distributions	34,843	351,348	8,821	101,492
Shares reacquired	(271,711)	(2,734,520)	(97,461)	(1,129,716)

Net increase (decrease) in shares outstanding	(115,920)	$(1,159,858)	(17,690)	$(200,330)

	High Income Series Class C		Insured Series Class C
Year Ended April 30, 2003	Shares	Amount	Shares	Amount
Shares sold	692,038	$6,980,526	296,896	$3,370,356
Shares issued in reinvestment of dividends and distributions	71,983	725,088	16,363	185,966
Shares reacquired	(610,122)	(6,161,288)	(166,089)	(1,884,519)

Net increase (decrease) in shares outstanding	153,899	$1,544,326	147,170	$1,671,803

	High Income Series Class Z		Insured Series Class Z
Six Months Ended October 31, 2003	Shares	Amount	Shares	Amount
Shares sold	605,233	$6,137,384	186,510	$2,125,089
Shares issued in reinvestment of dividends and distributions	27,953	281,611	8,079	93,050
Shares reacquired	(526,136)	(5,276,371)	(369,877)	(4,267,452)

Net increase (decrease) in shares outstanding	107,050	$1,142,624	(175,288)	$(2,049,313)

	High Income Series Class Z		Insured Series Class Z
Year Ended April 30, 2003	Shares	Amount	Shares	Amount
Shares sold	1,376,787	$13,878,193	1,029,651	$11,706,301
Shares issued in reinvestment of dividends and distributions	40,192	404,236	16,341	185,589
Shares reacquired	(592,571)	(5,977,427)	(636,436)	(7,202,157)

Net increase (decrease) in shares outstanding	824,408	$8,305,002	409,556	$4,689,733

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Financial Highlights

OCTOBER 31, 2003	SEMIANNUAL REPORT

Dryden Municipal Bond Fund

High Income Series

Insured Series

Financial Highlights

(Unaudited)

	Class A

	Six Months Ended October 31, 2003

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.11

Income From Investment Operations
Net investment income	.27
Net realized and unrealized gain (loss) on investment transactions	(.06)

Total from investment operations	.21

Less Dividends:
Dividends from net investment income	(.27)

Net asset value, end of period	$10.05

Total Return(a):	2.07%
Ratios/Supplemental Data:
Net assets, end of period (000)	$478,339
Average net assets (000)	$485,430
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.87	%(c)
Expenses, excluding distribution and service (12b-1) fees	.62	%(c)
Net investment income	5.28	%(c)
For Class A, B, C and Z shares:
Portfolio turnover rate	50	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Net of management fee waiver.
(c)	Annualized.
(d)	Not annualized.
*	Effective May 1, 2001, the Prudential Municipal Bond Fund/High Income Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income per share by $.01 and decrease net realized and unrealized gain (loss) per share by $.01 and increase the ratio of net investment income from 5.84% to 5.87%. Per share amounts and ratios for the years ended prior to April 30, 2002 have not been restated to reflect this change in presentation.

See Notes to Financial Statements.

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Class A

Year Ended April 30,

2003	2002*	2001	2000	1999

$10.06	$10.11	$10.22	$11.21	$11.31

.56	.61	.61	.63	.63	(b)
.04	(.06)	(.12)	(.99)	(.10)

.60	.55	.49	(.36)	.53

(.55)	(.60)	(.60)	(.63)	(.63)

$10.11	$10.06	$10.11	$10.22	$11.21

6.15%	5.53%	4.94%	(3.31)%	4.96%

$491,218	$501,501	$522,556	$503,874	$514,952
$496,597	$517,930	$527,117	$506,888	$474,901

.85%	.84%	.84%	.82%	.66	%(b)
.60%	.59%	.59%	.57%	.51	%(b)
5.53%	5.87%	6.05%	5.86%	5.73	%(b)

88%	58%	46%	27%	16%

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	53

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended October 31, 2003

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.11

Income From Investment Operations:
Net investment income	.26
Net realized and unrealized gain (loss) on investment transactions	(.06)

Total from investment operations	.20

Less Dividends:
Dividends from net investment income	(.26)

Net asset value, end of period	$10.05

Total Return(a):	1.95%
Ratios/Supplemental Data:
Net assets, end of period (000)	$216,790
Average net assets (000)	$230,321
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.12	%(c)
Expenses, excluding distribution and service (12b-1) fees	.62	%(c)
Net investment income	5.10	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Net of management fee waiver.
(c)	Annualized.
*	Effective May 1, 2001, the Prudential Municipal Bond Fund/High Income Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income and decrease net realized and unrealized gains per share by less than $.005 and increase the ratio of net investment income from 5.59% to 5.62%. Per share amounts and ratios for the years ended prior to April 30, 2002 have not been restated to reflect this change in presentation.

See Notes to Financial Statements.

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Class B

Year Ended April 30,

2003	2002*	2001	2000	1999

$10.06	$10.11	$10.22	$11.21	$11.31

.54	.58	.59	.60	.59	(b)
.04	(.06)	(.13)	(.99)	(.10)

.58	.52	.46	(.39)	.49

(.53)	(.57)	(.57)	(.60)	(.59)

$10.11	$10.06	$10.11	$10.22	$11.21

5.88%	5.27%	4.68%	(3.55)%	4.59%

$241,311	$285,581	$324,299	$457,841	$649,706
$264,067	$307,192	$375,632	$559,879	$666,885

1.10%	1.09%	1.09%	1.07%	1.01	%(b)
.60%	.59%	.59%	.57%	.51	%(b)
5.31%	5.62%	5.78%	5.59%	5.38	%(b)

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	55

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended October 31, 2003

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.11

Income From Investment Operations
Net investment income	.25
Net realized and unrealized gain (loss) on investment transactions	(.07)

Total from investment operations	.18

Less Dividends:
Dividends from net investment income	(.24)

Net asset value, end of period	$10.05

Total Return(a):	1.82%
Ratios/Supplemental Data:
Net assets, end of period (000)	$26,983
Average net assets (000)	$27,636
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.37	%(c)
Expenses, excluding distribution and service (12b-1) fees	.62	%(c)
Net investment income	4.79	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Net of management fee waiver.
(c)	Annualized.
*	Effective May 1, 2001, the Prudential Municipal Bond Fund/High Income Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income and decrease net realized and unrealized gains per share by less than $.005 and increase the ratio of net investment income from 5.35% to 5.38%. Per share amounts and ratios for the years ended prior to April 30, 2002 have not been restated to reflect this change in presentation.

See Notes to Financial Statements.

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Class C

Year Ended April 30,

2003	2002*	2001	2000	1999

$10.06	$10.11	$10.22	$11.21	$11.31

.51	.55	.56	.57	.57	(b)
.04	(.05)	(.12)	(.99)	(.10)

.55	.50	.44	(.42)	.47

(.50)	(.55)	(.55)	(.57)	(.57)

$10.11	$10.06	$10.11	$10.22	$11.21

5.62%	5.00%	4.42%	(3.79)%	4.33%

$28,313	$26,619	$27,263	$30,061	$32,939
$27,121	$27,814	$28,028	$32,762	$26,114

1.35%	1.34%	1.34%	1.32%	1.26	%(b)
.60%	.59%	.59%	.57%	.51	%(b)
5.04%	5.38%	5.55%	5.36%	5.15	%(b)

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	57

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended October 31, 2003

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.10

Income From Investment Operations:
Net investment income	.28
Net realized and unrealized gain (loss) on investment transactions	(.06)

Total from investment operations	.22

Less Dividends:
Dividends from net investment income	(.28)

Net asset value, end of period	$10.04

Total Return(a):	2.20%
Ratios/Supplemental Data:
Net assets, end of period (000)	$16,347
Average net assets (000)	$16,480
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.62	%(c)
Expenses, excluding distribution and service (12b-1) fees	.62	%(c)
Net investment income	5.48	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Net of management fee waiver.
(c)	Annualized.
*	Effective May 1, 2001, the Prudential Municipal Bond Fund/High Income Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income per share by $.01 and decrease net realized and unrealized gain (loss) per share by $.01 and increase the ratio of net investment income from 6.11% to 6.14%. Per share amounts and ratios for the years ended prior to April 30, 2002 have not been restated to reflect this change in presentation.

See Notes to Financial Statements.

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Class Z

Year Ended April 30,

2003	2002*	2001	2000	1999

$10.05	$10.10	$10.21	$11.20	$11.30

.59	.63	.64	.65	.65	(b)
.04	(.06)	(.13)	(.99)	(.10)

(.58)	.57	.51	(.34)	.55

(.58)	(.62)	(.62)	(.65)	(.65)

$10.10	$10.05	$10.10	$10.21	$11.20

6.41%	5.79%	5.19%	(3.07)%	5.11%

$15,361	$7,000	$5,966	$7,802	$13,839
$10,813	$6,368	$7,182	$10,493	$13,648

.60%	.59%	.59%	.57%	.51	%(b)
.60%	.59%	.59%	.57%	.51	%(b)
5.78%	6.14%	6.32%	6.07%	5.89	%(b)

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	59

Financial Highlights

(Unaudited) Cont’d

	Class A

	Six Months Ended
	October 31, 2003

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.59

Income From Investment Operations:
Net investment income	.23
Net realized and unrealized gain (loss) on investment transactions	(.18)

Total from investment operations	.05

Less Dividends and Distributions:
Dividends from net investment income	(.23)
Distributions in excess of net investment income	—
Distributions from net realized capital gains	—

Total dividends and distributions	(.23)

Net asset value, end of period	$11.41

Total Return(a):	.42%
Ratios/Supplemental Data:
Net assets, end of period (000)	$266,800
Average net assets (000)	$276,327
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.89	%(b)
Expenses, excluding distribution and service (12b-1) fees	.64	%(b)
Net investment income	3.95	%(b)
For Class A, B, C and Z shares:
Portfolio turnover rate	38	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Not annualized.
*	Effective May 1, 2001, the Prudential Municipal Bond Fund/Insured Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income and decrease net realized and unrealized gains per share by less than $.005 and increase the ratio of net investment income from 4.62% to 4.64%. Per share amounts and ratios for the years ended prior to April 30, 2002 have not been restated to reflect this change in presentation.

See Notes to Financial Statements.

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Class A

Year Ended April 30,

2003	2002*	2001	2000	1999

$11.08	$10.91	$10.40	$11.18	$11.05

.49	.52	.51	.51	.53
.51	.17	.51	(.78)	.23

1.00	.69	1.02	(.27)	.76

(.49)	(.52)	(.51)	(.51)	(.53)
—	—	—	—	(.01)
—	—	—	—	(.09)

(.49)	(.52)	(.51)	(.51)	(.63)

$11.59	$11.08	$10.91	$10.40	$11.18

9.17%	6.38%	9.90%	(2.38)%	6.88%

$281,077	$261,227	$265,718	$238,690	$251,300
$272,608	$269,146	$254,718	$243,756	$240,652

.88%	.87%	.89%	.88%	.75%
.63%	.62%	.64%	.63%	.60%
4.35%	4.64%	4.72%	4.78%	4.61%

59%	22%	38%	26%	15%

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	61

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended October 31, 2003

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.60

Income From Investment Operations:
Net investment income	.22
Net realized and unrealized gain (loss) on investment transactions	(.19)

Total from investment operations	.03

Less Dividends and Distributions:
Dividends from net investment income	(.21)
Distributions in excess of net investment income	—
Distributions from net realized capital gains	—

Total dividends and distributions	(.21)

Net asset value, end of period	$11.42

Total Return(a):	.29%
Ratios/Supplemental Data:
Net assets, end of period (000)	$55,797
Average net assets (000)	$58,412
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.14	%(b)
Expenses, excluding distribution and service (12b-1) fees	.64	%(b)
Net investment income	3.70	%(b)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
*	Effective May 1, 2001, the Prudential Municipal Bond Fund/Insured Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income and decrease net realized and unrealized gains per share by less than $.005 and increase the ratio of net investment income from 4.38% to 4.40%. Per share amounts and ratios for the years ended prior to April 30, 2002 have not been restated to reflect this change in presentation.

See Notes to Financial Statements.

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Class B

Year Ended April 30,

2003	2002*	2001	2000	1999

$11.09	$10.92	$10.41	$11.19	$11.06

.47	.49	.48	.48	.48
.50	.17	.51	(.78)	.23

.97	.66	.99	(.30)	.71

(.46)	(.49)	(.48)	(.48)	(.48)
—	—	—	—	(.01)
—	—	—	—	(.09)

(.46)	(.49)	(.48)	(.48)	(.58)

$11.60	$11.09	$10.92	$10.41	$11.19

8.90%	6.12%	9.63%	(2.62)%	6.50%

$60,724	$55,145	$55,459	$91,989	$175,520
$58,003	$54,136	$70,084	$131,052	$208,775

1.13%	1.12%	1.14%	1.13%	1.10%
.63%	.62%	.64%	.63%	.60%
4.10%	4.40%	4.48%	4.51%	4.25%

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	63

Financial Highlights

(Unaudited) Cont’d

	Class C

	Six Months Ended
	October 31, 2003

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.60

Income From Investment Operations:
Net investment income	.20
Net realized and unrealized gain (loss) on investment transactions	(.18)

Total from investment operations	.02

Less Dividends and Distributions:
Dividends from net investment income	(.20)
Distributions in excess of net investment income	—
Distributions from net realized capital gains	—

Total dividends and distributions	(.20)

Net asset value, end of period	$11.42

Total Return(a):	.17%
Ratios/Supplemental Data:
Net assets, end of period (000)	$8,122
Average net assets (000)	$8,417
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.39	%(b)
Expenses, excluding distribution and service (12b-1) fees	.64	%(b)
Net investment income	3.45	%(b)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
*	Effective May 1, 2001, the Prudential Municipal Bond Fund/Insured Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income per share by $.01, decrease net realized and unrealized gains per share by $.01 and increase the ratio of net investment income from 4.14% to 4.17%. Per share amounts and ratios for the years ended prior to April 30, 2002 have not been restated to reflect this change in presentation.

See Notes to Financial Statements.

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Class C

Year Ended April 30,

2003	2002*	2001	2000	1999

$11.09	$10.92	$10.41	$11.19	$11.06

.44	.47	.45	.46	.45
.50	.16	.51	(.78)	.23

.94	.63	.96	(.32)	.68

(.43)	(.46)	(.45)	(.46)	(.45)
—	—	—	—	(.01)
—	—	—	—	(.09)

(.43)	(.46)	(.45)	(.46)	(.55)

$11.60	$11.09	$10.92	$10.41	$11.19

8.63%	5.86%	9.37%	(2.86)%	6.24%

$8,457	$6,456	$4,085	$2,949	$2,708
$7,559	$5,320	$3,413	$2,988	$1,856

1.38%	1.37%	1.39%	1.38%	1.35%
.63%	.62%	.64%	.63%	.60%
3.85%	4.17%	4.23%	4.29%	4.03%

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	65

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended October 31, 2003

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.58

Income From Investment Operations:
Net investment income	.24
Net realized and unrealized gain (loss) on investment transactions	(.18)

Total from investment operations	.06

Less Dividends and Distributions:
Dividends from net investment income	(.24)
Distributions in excess of net investment income	—
Distributions from net realized capital gains	—

Total dividends and distributions	(.24)

Net asset value, end of period	$11.40

Total Return(a):	.54%
Ratios/Supplemental Data:
Net assets, end of period (000)	$7,036
Average net assets (000)	$7,873
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.64	%(b)
Expenses, excluding distribution and service (12b-1) fees	.64	%(b)
Net investment income	4.21	%(b)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
*	Effective May 1, 2001, the Prudential Municipal Bond Fund/Insured Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income per share by $.01, decrease net realized and unrealized gains per share by $.01 and increase the ratio of net investment income from 4.88% to 4.91%. Per share amounts and ratios for the years ended prior to April 30, 2002 have not been restated to reflect this change in presentation.

See Notes to Financial Statements.

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Class Z
Year Ended April 30,

2003	2002*	2001	2000	1999

$11.07	$10.91	$10.40	$11.18	$11.05

.52	.55	.53	.54	.54
.50	.15	.51	(.78)	.23

1.02	.70	1.04	(.24)	.77

(.51)	(.54)	(.53)	(.54)	(.54)
—	—	—	—	(.01)
—	—	—	—	(.09)

(.51)	(.54)	(.53)	(.54)	(.64)

$11.58	$11.07	$10.91	$10.40	$11.18

9.45%	6.55%	10.17%	(2.13)%	7.04%

$9,179	$4,238	$2,182	$1,429	$4,312
$6,605	$3,152	$1,993	$1,960	$3,523

.63%	.62%	.64%	.63%	.60%
.63%	.62%	.64%	.63%	.60%
4.61%	4.91%	4.99%	4.94%	4.77%

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	67

Supplemental Proxy Information

(Unaudited)

A special meeting of the Fund’s shareholders was held on July 17, 2003. At such meeting the shareholders approved the following proposals:

1.*	To approve the election of nine (9) trustees to the Board of Trustees, as follows:

•	David E.A. Carson
•	Robert F. Gunia
•	Robert E. La Blanc
•	Douglas H. McCorkindale
•	Stephen P. Munn
•	Richard A. Redeker
•	Judy A. Rice
•	Robin B. Smith
•	Stephen Stoneburn
•	Clay T. Whitehead

The results of the proxy solicitation on the preceding matter were:

High Yield Income Series

Matter	Votes For	Votes Against	Votes Withheld	Abstentions
David E.A. Carson	69,615,416	—	1,198,800	—
Robert F. Gunia	69,650,532	—	1,163,414	—
Robert E. La Blanc	69,615,436	—	1,198,510	—
Douglas H. McCorkindale	69,601,254	—	1,212,692	—
Stephen P. Munn	69,621,163	—	1,192,783	—
Richard A. Redeker	69,639,001	—	1,174,945	—
Judy A. Rice	69,629,867	—	1,184,079	—
Robin B. Smith	69,589,135	—	1,224,811	—
Stephen Stoneburn	69,651,927	—	1,162,019	—
Clay T. Whitehead	69,658,261	—	1,155,685	—

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Supplemental Proxy Information

(Unaudited) Cont’d.

Insured Series

Matter	Votes For	Votes Against	Votes Withheld	Abstentions
David E.A. Carson	15,628,475	—	496,675	—
Robert F. Gunia	15,624,078	—	501,072	—
Robert E. La Blanc	15,599,148	—	526,002	—
Douglas H. McCorkindale	15,615,864	—	509,286	—
Stephen P. Munn	15,628,443	—	496,707	—
Richard A. Redeker	15,635,749	—	489,401	—
Judy A. Rice	15,623,553	—	501,597	—
Robin B. Smith	15,621,339	—	503,811	—
Stephen Stoneburn	15,634,976	—	490,174	—
Clay T. Whitehead	15,633,784	—	491,366	—

2.*	To permit the Manager to enter into, or make material changes to, Subadvisory Agreement without shareholder approval.

Matter	Votes For	Votes Against	Abstentions
High Yield Income Series	34,118,778	5,023,517	1,722,947
Insured Series	11,770,784	1,366,042	662,272

3.*	To permit an amendment to the Management Contract between PI and the Company on behalf of the Fund.

Matter	Votes For	Votes Against	Abstentions
High Yield Income Series	67,233,199	2,323,260	1,257,487
Insured Series	14,666,367	848,460	610,323

4A*	To approve changes to fundamental investment restrictions or policies, relating to the Fund: diversification.

Matter	Votes For	Votes Against	Abstentions
High Yield Income Series	35,776,956	3,364,134	1,724,152
Insured Series	12,385,967	808,390	604,741

4B*	To approve changes to fundamental investment restrictions or policies, relating to the Fund: issuing senior securities, borrowing money or pledging assets.

Matter	Votes For	Votes Against	Abstentions
High Yield Income Series	35,085,261	3,957,858	1,822,123
Insured Series	12,119,768	962,597	716,733

Dryden Municipal Bond Fund	69

Supplemental Proxy Information

(Unaudited) Cont’d.

4C*	To approve changes to fundamental investment restrictions or policies, relating to the Fund: buying and selling real estate.

Matter	Votes For	Votes Against	Abstentions
High Yield Income Series	35,788,107	3,328,074	1,749,061
Insured Series	12,306,721	894,494	597,883

4D*	To approve changes to fundamental investment restrictions or policies, relating to the Fund: buying and selling commodities and commodity contracts.

Matter	Votes For	Votes Against	Abstentions
High Yield Income Series	35,469,289	3,479,141	1,916,812
Insured Series	12,234,900	915,955	648,243

4E*	To approve changes to fundamental investment restrictions or policies, relating to the Fund: concentration.

Matter	Votes For	Votes Against	Abstentions
High Yield Income Series	35,934,933	3,170,639	1,759,670
Insured Series	12,354,006	786,167	658,925

4F*	To approve changes to fundamental investment restrictions or policies, relating to the Fund: making loans.

Matter	Votes For	Votes Against	Abstentions
High Yield Income Series	35,200,805	3,890,585	1,733,852
Insured Series	12,130,727	1,040,633	627,738

4G*	To approve changes to fundamental investment restrictions or policies, relating to the Fund: other investment restrictions, including investing in securities of other investment companies.

Matter	Votes For	Votes Against	Abstentions
High Yield Income Series	35,511,358	3,552,853	1,801,031
Insured Series	12,280,629	862,187	656,282

5.**	To approve amendments to the Company: Declaration of Trust.

Matter	Votes For	Votes Against	Abstentions
High Yield Income Series	40,285,703	3,906,148	2,040,977
Insured Series	18,991,042	1,331,454	1,044,220

*	Approved.
**	Not approved.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

TRUSTEES
David E.A. Carson•Robert F. Gunia•Robert E. La Blanc•Douglas H. McCorkindale• Richard A. Redeker•Judy A. Rice•Robin B. Smith•Stephen D. Stoneburn•Clay T. Whitehead

OFFICERS

Judy A. Rice, President•Robert F. Gunia, Vice President•Grace C. Torres, Treasurer and Principal
Financial and Accounting Officer•Marguerite E.H. Morrison, Chief Legal Officer and Assistant Secretary•
Deborah A. Docs, Secretary•Maryanne Ryan, Anti-Money Laundering Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT AUDITORS	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

Dryden Municipal Bond Fund/High Income Series
Share Class	A	B	C	Z

Nasdaq	PRHAX	PMHYX	PHICX	PHIZX
CUSIP	262467103	262467202	262467301	262467400

Dryden Municipal Bond Fund/Insured Series
Share Class	A	B	C	Z

Nasdaq	PMIAX	PMINX	PMICX	PMIZX
CUSIP	262467509	262467608	262467707	262467806

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of October 31, 2003 were not audited and, accordingly, no auditors’ opinion is expressed on them.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Municipal Bond Fund/High Income Series
Share Class	A	B	C	Z

Nasdaq	PRHAX	PMHYX	PHICX	PHIZX
CUSIP	262467103	262467202	262467301	262467400

Dryden Municipal Bond Fund/Insured Series
Share Class	A	B	C	Z

Nasdaq	PMIAX	PMINX	PMICX	PMIZX
CUSIP	262467509	262467608	262467707	262467806

MF133E2 IFS-AO86523

Item 2 – Code of Ethics – Not required as this is not an annual filing.

Item 3 – Audit Committee Financial Expert –

Stephen Munn had been designated as the Fund’s Audit Committee Financial Expert, however, he resigned as a Director of the Fund effective November 30, 2003 and the Fund’s board is in the process of selecting a new designee.

Item 4 – Principal Accountant Fees and Services – Not required in this filing

Item 5 – Reserved

Item 6 – Reserved

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not required in this filing

Item 8 – Reserved

Item 9 – Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 – Exhibits

(a)	Code of Ethics – Not applicable with semi-annual filing

(b)	Certifications pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dryden Municipal Bond Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date	December 22, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	December 22, 2003

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	December 22, 2003

*	Print the name and title of each signing officer under his or her signature.